                                 ANNUAL REPORT

                               December 31, 1998

                              SAFECO MUTUAL FUNDS

                                  STOCK FUNDS
                                 NO-LOAD CLASS

                                   ---------

Growth Fund .............................................................. 2
Equity Fund .............................................................. 9
Income Fund ............................................................. 14
Northwest Fund .......................................................... 20
International Fund ...................................................... 25
Balanced Fund ........................................................... 31
Small Company Fund ...................................................... 37
U.S. Value Fund ......................................................... 41

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Whether SAFECO Growth Fund led or lagged in the latest quarter and year depends on how you look at it. The Fund, which is about 65% small stocks, underperformed the average growth fund, but outperformed the small stock group.
   The Fund returned 19.54% for the quarter and 4.37% for the year. The average small-cap fund returned 19.12% and -0.33% for the quarter and year, according to Lipper, Inc. The average growth fund, which favors larger, more expensive issues than we do, returned 22.61% for the quarter and 22.86% for the year.
                          [PHOTO OF THOMAS M. MAGUIRE]

   A comparison of the S&P 500 (a proxy for larger stocks) and the Russell 2000 (a small cap index) shows how differently the large and small cap categories performed. For 1998, the small cap indicator was down 3.45% while, the S&P 500 gained 28.58%. Growth Fund's performance diverges from both indicators because its holdings are not selected to match either index,

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
 1 Year         4.37%
 5 Year        19.00%
10 Year        16.64%

               GROWTH FUND    S&P 500 INDEX
12/31/88         $10,000         $10,000
01/31/89         $10,279         $10,732
02/28/89         $10,213         $10,465
03/31/89         $10,538         $10,709
04/30/89         $10,967         $11,264
05/31/89         $11,429         $11,721
06/30/89         $11,211         $11,654
07/31/89         $11,710         $12,706
08/31/89         $12,060         $12,955
09/30/89         $12,307         $12,902
10/31/89         $11,843         $12,603
11/30/89         $11,807         $12,860
12/31/89         $11,919         $13,168
01/31/90         $10,764         $12,285
02/28/90         $11,058         $12,443
03/31/90         $11,725         $12,773
04/30/90         $11,775         $12,454
05/31/90         $12,981         $13,668
06/30/90         $13,262         $13,575
07/31/90         $12,787         $13,532
08/31/90         $10,581         $12,308
09/30/90          $9,395         $11,709
10/31/90          $8,763         $11,659
11/30/90          $9,411         $12,412
12/31/90         $10,136         $12,758
01/31/91         $11,148         $13,314
02/28/91         $12,684         $14,266
03/31/91         $13,304         $14,611
04/30/91         $13,946         $14,647
05/31/91         $14,866         $15,279
06/30/91         $13,980         $14,579
07/31/91         $15,288         $15,259
08/31/91         $15,896         $15,621
09/30/91         $15,992         $15,360
10/31/91         $16,473         $15,565
11/30/91         $15,083         $14,938
12/31/91         $16,485         $16,647
01/31/92         $17,691         $16,337
02/28/92         $17,565         $16,550
03/31/92         $16,260         $16,227
04/30/92         $15,251         $16,704
05/31/92         $14,873         $16,786
06/30/92         $13,730         $16,536
07/31/92         $14,305         $17,212
08/31/92         $13,495         $16,859
09/30/92         $13,141         $17,058
10/31/92         $13,695         $17,117
11/30/92         $15,424         $17,698
12/31/92         $15,979         $17,915
01/31/93         $16,646         $18,065
02/28/93         $15,537         $18,311
03/31/93         $16,148         $18,697
04/30/93         $15,151         $18,245
05/31/93         $15,932         $18,732
06/30/93         $16,430         $18,787
07/31/93         $16,373         $18,711
08/31/93         $17,426         $19,419
09/30/93         $18,190         $19,270
10/31/93         $18,655         $19,669
11/30/93         $17,868         $19,482
12/31/93         $19,524         $19,718
01/31/94         $20,576         $20,388
02/28/94         $19,593         $19,836
03/31/94         $18,609         $18,973
04/30/94         $19,105         $19,216
05/31/94         $19,281         $19,529
06/30/94         $17,850         $19,051
07/31/94         $18,249         $19,676
08/31/94         $19,388         $20,480
09/30/94         $18,897         $19,981
10/31/94         $19,168         $20,428
11/30/94         $18,646         $19,685
12/31/94         $19,207         $19,976
01/31/95         $18,912         $20,493
02/28/95         $19,952         $21,290
03/31/95         $19,875         $21,918
04/30/95         $19,973         $22,563
05/31/95         $20,772         $23,479
06/30/95         $22,030         $24,024
07/31/95         $22,808         $24,819
08/31/95         $22,731         $24,881
09/30/95         $23,418         $25,931
10/31/95         $23,315         $25,837
11/30/95         $23,552         $26,969
12/31/95         $24,222         $27,490
01/31/96         $25,118         $28,424
02/28/96         $26,060         $28,689
03/31/96         $25,662         $28,964
04/30/96         $26,755         $29,391
05/31/96         $27,891         $30,147
06/30/96         $26,679         $30,262
07/31/96         $24,048         $28,926
08/31/96         $25,483         $29,537
09/30/96         $26,735         $31,198
10/31/96         $27,306         $32,058
11/30/96         $28,362         $34,479
12/31/96         $29,769         $33,796
01/31/97         $32,330         $35,905
2/28/97          $31,470         $36,188
03/31/97         $30,365         $34,705
04/30/97         $28,961         $36,773
05/31/97         $33,347         $39,009
06/30/97         $36,119         $40,756
07/31/97         $38,224         $43,999
08/31/97         $39,592         $41,536
09/30/97         $42,784         $43,810
10/30/97         $41,995         $42,349
11/30/97         $43,819         $44,308
12/31/97         $44,642         $45,068
01/31/98         $45,179         $45,566
02/28/98         $49,732         $48,850
03/31/98         $52,795         $51,350
04/30/98         $54,844         $51,866
05/31/98         $52,278         $50,976
06/30/98         $52,238         $53,046
07/31/98         $49,614         $52,482
08/31/98         $37,563         $44,902
09/30/98         $38,975         $47,779
10/31/98         $42,057         $51,662
11/30/98         $44,205         $54,792
12/31/98         $46,591         $57,947

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

but for value and appreciation potential.
   Broadcasting remains our largest sector. I bought more Chancellor when it declined on fears that recession would lower advertising revenue. In reality, radio is benefiting by a strong U.S. economy and gaining market share from other media.
   When Conseco (Insurance) fell during the third quarter, insiders recognized the value and snatched up shares. I think the market soon will too. Conseco is positioned to increase profitability and pick up market share.

   NCO Group climbed into our top ten. It's the second largest, and only public, bad-debt collector in the nation. This is partly a rough-times play. Our economy is increasingly fueled by debt, and that makes bill collection a growth industry.
   All told, health care counts for 14.3% of net assets. I like the defensive nature and demographic positives of health care. Beckman Coulter, new to our top ten, supplies capital equipment to the medical industry.
   With 70% of its sales in Japan, Nu Skin Enterprises was

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.  ........................................... 11.3%
  (Radio Stations)
Conseco, Inc.  ...................................................... 8.3
  (Financial Services Company)
NCO Group, Inc.  .................................................... 4.5
  (Financial Services)
Corrections Corp. of America ........................................ 3.9
  (Correctional Institution Management)
Emmis Communications Corp. (Class A) ................................ 3.7
  (Radio Stations)
Family Golf Centers, Inc.  .......................................... 3.4
  (Golf Recreation Centers)
Beckman Coulter, Inc.  .............................................. 3.0
  (Medical Instruments Manufacturer)
MICROS Systems, Inc.  ............................................... 2.7
  (Specialty Software Company)
Dura Pharmaceuticals, Inc.  ......................................... 2.7
  (Pharmaceuticals)
United Stationers, Inc.  ............................................ 2.5
  (Office Products Distribution)

TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
Conseco, Inc.  ..................................................... $47,184
Chancellor Media Corp.  ............................................. 34,496
Stage Stores, Inc.  ................................................. 32,313
Mail-Well, Inc.  .................................................... 26,633
Sirrom Capital Corp.  ............................................... 26,240


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Philip Morris Cos., Inc.  ......................................... $87,034
*Avon Products, Inc.  ............................................... 41,068
*American Home Products Corp.  ...................................... 29,900
*American Stores Co.  ............................................... 29,398
*Kimberly-Clark Corp.  .............................................. 25,789

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
-------------------------------------------------------------------------
Broadcasting (Television, Radio & Cable) ............................ 16%
Services (Commercial & Consumer) ...................................... 8
Insurance (Life-Health) ............................................... 8
Health Care (Medical Products & Supplies) ............................. 5
Real Estate Investment Trust .......................................... 5
-------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE GROWTH FUND MANAGER

hurt by a weak yen. This company direct-markets personal products outside of the U.S. and has great potential in emerging economies where multi-level marketing is more accepted.
   Family Golf Centers was punished for buying ice rinks. While this will lessen its seasonality, the company now has to prove they can turn around ice rinks as well as they have driving ranges. I think they can.
   Except for radio, all the stocks we've discussed are selling at a discount in a market where large growth stocks are selling at tremendous premiums. As earnings slow, I predict investors will become increasingly price conscious and less likely to pay top dollar.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
(1) Large ($4 Bil. and above)               21%
(2) Medium ($1 Bil. - $4 Bil.)              15%
(3) Small (Less than $1 Bil.)               65%
(4) Corporate Bonds                          0%
(5) Cash & Other                            -1%

   Because I look for a share price that is a fraction of a company's growth rate, most of the stocks we own are already marked down. If they outperform even a little--especially the small ones--the very investors who abandoned them may rush back in. And, theoretically, price will follow demand.
   The primary reason the Growth Fund has historically held smaller company stocks is that they offer better growth prospects at better valuations than bigger company stocks. I believe money moves to growth.

Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 101.1%

AIR FREIGHT - 0.2%
       641,800   *+Dynamex, Inc.  ................................... $ 2,527

AUTO PARTS & EQUIPMENT - 0.1%
       607,000   *+Precision Auto Care, Inc.  ......................... 1,366

BANKS (MAJOR REGIONAL) - 0.7%
       405,405   Provident Bankshares Corp.  ......................... 10,084

BIOTECHNOLOGY - 0.3%
       396,700   *CryoLife, Inc.  ..................................... 4,711

BROADCASTING (TELEVISION, RADIO & CABLE) - 15.6%
     3,405,749   *Chancellor Media Corp.  ........................... 163,050
     1,241,500   *+Emmis Communications Corp. (Class A) .............. 53,850
       128,400   *Jacor Communications, Inc.  ......................... 8,266

BUILDING MATERIALS - 0.2%
       467,700   *Hospitality Worldwide Services ...................... 2,339

CHEMICALS (SPECIALTY) - 0.5%
       709,800   *+TETRA Technologies, Inc.  .......................... 7,763

COMMUNICATIONS EQUIPMENT - 2.0%
       208,600   Scientific-Atlanta, Inc.  ............................ 4,759
     1,110,549   *World Access, Inc.  ................................ 23,738

COMPUTERS (HARDWARE) - 4.0%
       146,200   *Equitrac Corp.  ..................................... 2,778
       180,000   *Jabil Circuit, Inc.  ............................... 13,433
     1,202,028   *+MICROS Systems, Inc.  ............................. 39,517
       128,000   *Optimal Robotics Corp.  ............................. 1,792

COMPUTERS (PERIPHERALS) - 1.2%
       822,500   *Quantum Corp.  ..................................... 17,478

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 4.5%
       876,100   *Aspen Technology, Inc.  .......................... $ 12,703
       481,500   *Cambridge Technology Partners, Inc.  ............... 10,653
     1,617,700   *+Discreet Logic, Inc.  ............................. 30,534
       622,500   *+Phoenix International Ltd., Inc.  .................. 9,182
       295,400   *TRO Learning, Inc.  ................................. 2,363

CONSUMER (FINANCE) - 2.2%
       489,400   +Creditrust Corp.  .................................. 12,480
       574,135   Doral Financial Corp.  .............................. 12,703
       817,000   *Towne Services, Inc.  ............................... 5,719
       118,000   *+Waterside Capital Corp.  ........................... 1,003

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.6%
       250,500   *Action Performance Cos., Inc.  ...................... 8,861

DISTRIBUTORS (FOOD & HEALTH) - 2.8%
     1,504,900   *Nu Skin Enterprises, Inc. (Class A) ................ 35,553
       728,200   Weider Nutrition International, Inc.  ................ 4,642

DRUGS & HOSPITAL SUPPLY - 0.5%
       335,500   *Zonagen, Inc.  ...................................... 6,416

ELECTRICAL EQUIPMENT - 1.4%
       368,200   *Kent Electronics Corp.  ............................. 4,695
       398,800   *PCD, Inc.  .......................................... 5,184
       182,500   *SCI Systems, Inc.  ................................. 10,539

ENGINEERING & CONSTRUCTION - 0.6%
       360,400   *+American Buildings Co.  ............................ 8,830

ENTERTAINMENT - 2.4%
       376,400   *Championship Auto Racing Teams, Inc.  .............. 11,151
       433,600   *SFX Entertainment, Inc. (Class A) .................. 23,794

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
FINANCIAL (DIVERSIFIED) - 1.7%
       483,600   *+BNC Mortgage, Inc.  .............................. $ 2,539
     3,722,900   +Sirrom Capital Corp.  .............................. 18,382
        48,000   *TeleBanc Financial Corp.  ........................... 1,632
       444,700   *United Panam Financial Corp.  ....................... 1,862

HEALTH CARE (DIVERSIFIED) - 1.0%
       346,500   *Anesta Corp.  ....................................... 9,226
       320,000   *Synaptic Pharmaceutical Corp.  ...................... 4,800

HEALTH CARE (DRUGS-GENERAL) - 2.8%
     2,546,300   *+Dura Pharmaceuticals, Inc.  ....................... 38,672
       609,000   *+Nastech Pharmaceutical Co., Inc.  .................. 2,360

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.1%
       162,300   *Andrx Corp.  ........................................ 8,318
       142,800   *PharmaPrint, Inc.  .................................. 1,874
       542,750   *Serologicals Corp.  ................................ 16,283
       255,000   *SuperGen, Inc.  ..................................... 2,359
       407,100   Teva Pharmaceutical Industries, Ltd. (ADR) .......... 16,564

HEALTH CARE (LONG TERM CARE) - 1.0%
       955,400   *HEALTHSOUTH Corp.  ................................. 14,749

HEALTH CARE (MANAGED CARE) - 0.3%
       344,100   +First Commonwealth, Inc.  ........................... 4,559

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 5.3%
       795,500   Beckman Coulter, Inc.  .............................. 43,156
       105,100   *Datascope Corp.  .................................... 2,417
       295,200   *EDAP TMS S.A. (ADR) ................................... 387
       413,900   *Haemonetics Corp.  .................................. 9,416
       514,450   *+Lifeline Systems, Inc.  ........................... 12,861
       886,000   *+PolyMedica Industries, Inc. ........................ 8,195

HEALTH CARE (SPECIALIZED SERVICES) - 0.8%
       282,300   *American Healthcorp, Inc.  . 2,770
     1,121,300   *+Prime Medical Services, Inc.  ...................... 8,200
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HOMEBUILDING - 0.1%
        57,187   *American Homestar Corp.  .......................... $   858

HOUSEHOLD FURNITURE & APPLIANCES - 0.3%
       585,900   *International Comfort Products Corp.  ............... 4,687

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.1%
       195,000   *U.S. Home & Garden, Inc.  ............................. 975

HOUSEWARES - 0.2%
       293,200   *Home Products International, Inc.  .................. 2,914

INSURANCE (LIFE-HEALTH) - 8.3%
     3,931,029   Conseco, Inc.  ..................................... 120,142

LEISURE TIME (PRODUCTS) - 3.6%
       391,000   *+American Coin Merchandising, Inc.  ................. 2,297
     2,511,775   *+Family Golf Centers, Inc.  ........................ 49,608

LODGING (HOTELS) - 1.3%
       388,400   *ResortQuest International, Inc.  .................... 5,680
     1,528,600   *+Suburban Lodges of America, Inc.  ................. 12,515

MACHINERY (DIVERSIFIED) - 0.4%
       793,450   Chart Industries, Inc.  .............................. 6,050

MANUFACTURING (DIVERSIFIED) - 1.8%
       439,100   *Nortek, Inc.  ...................................... 12,130
       341,850   *+Recovery Engineering, Inc. ......................... 2,265
       246,000   *SurModics, Inc.  .................................... 3,813
       386,300   U.S. Industries, Inc.  ............................... 7,195

MANUFACTURING (SPECIALIZED) - 0.3%
       314,000   *+Teardrop Golf Co.  ................................. 1,570
       190,600   *Zomax Optical Media, Inc.  .......................... 3,097

NATURAL GAS - 0.0%
        75,500   Virginia Gas Co.  ...................................... 255

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES - 2.9%
       244,500   *+Open Plan Systems, Inc.  .......................... $  550
       698,400   *+TRM Copy Centers Corp.  ............................ 5,282
     1,404,100   *United Stationers, Inc.  ........................... 36,507

PERSONAL CARE - 0.5%
       895,000   *+French Fragrances, Inc.  ........................... 6,489

REAL ESTATE INVESTMENT TRUST - 4.6%
       527,100   CCA Prison Realty Trust ............................. 10,806
     3,164,500   *Corrections Corp. of America ....................... 55,774

RESTAURANTS - 1.0%
       586,500   *Rainforest Cafe, Inc.  .............................. 3,556
       464,300   *Rare Hospitality International, Inc.  ............... 6,500
       493,000   *+Schlotzsky's, Inc.  ................................ 4,868

RETAIL (BUILDING SUPPLIES) - 1.3%
       569,800   *Eagle Hardware & Garden, Inc.  ..................... 18,519

RETAIL (DEPARTMENT STORES) - 0.7%
       179,400   *Marks Brothers Jewelers, Inc.  ...................... 3,229
       266,300   *Rainbow Rentals, Inc.  .............................. 2,630
       272,500   *Value City Department Stores, Inc.  ................. 3,798

RETAIL (FOOD CHAINS) - 0.8%
       912,279   *NPC International, Inc.  ........................... 11,004

RETAIL (GENERAL MERCHANDISE) - 0.4%
       290,000   *Central Garden & Pet Co.  ........................... 4,169
       264,075   Phillips-Van Heusen Corp.  ........................... 1,898

RETAIL (HOME SHOPPING) - 0.5%
       754,900   *+Damark International, Inc.  ........................ 6,134

RETAIL (SPECIALTY) - 0.9%
       229,300   *1-800 Contacts, Inc.  ............................... 4,127
       354,300   *+Funco, Inc.  ....................................... 6,200
       153,000   *Travis Boats & Motors, Inc. ......................... 3,137
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 2.1%
       479,500   *+Concepts Direct, Inc.  ......................... $   4,016
       542,213   *+Harold's Stores, Inc.  ............................. 3,999
     2,112,434   *+Stage Stores, Inc.  ............................... 19,804
        58,700   *Wet Seal, Inc. (Class A) ............................ 1,772

SERVICES (ADVERTISING-MARKETING) - 0.2%
       939,900   *APAC Teleservices, Inc.  ............................ 3,554

SERVICES (COMMERCIAL & CONSUMER) - 8.4%
       834,400   *Bluegreen Corp.  .................................... 6,310
       680,200   *Compass International Services Corp.  ............... 7,227
       383,600   *FirstService Corp.  ................................. 4,579
       839,900   *+IntelliQuest Information Group, Inc.  .............. 5,669
     1,455,700   *+NCO Group, Inc.  .................................. 65,507
       107,900   *Rent-Way, Inc.  ..................................... 2,623
       741,200   *Renters Choice, Inc.  .............................. 23,533
       280,000   SunSource, Inc.  ..................................... 5,268

SERVICES (DATA PROCESSING) - 0.2%
       378,100   *Vanstar Corp.  ...................................... 3,497

SERVICES (EMPLOYMENT) - 0.6%
       194,000   *Alternative Resources Corp.  ........................ 2,061
       898,600   *+Hall, Kinion & Associates, Inc.  ................... 6,290

SERVICES (SECURITY) - 0.1%
        38,466   *Kroll-O'Gara Company ................................ 1,517

SPECIALTY PRINTING - 2.0%
     2,330,400   *Mail-Well, Inc.  ................................... 26,654

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.9%
     1,901,600   *CellStar Corp.  .................................... 12,955

TELEPHONE - 0.8%
       676,000   *+Innotrac Corp.  ................................... 12,252

TRUCKS & PARTS - 0.2%
        38,900   *SPX Corp.  .......................................... 2,606
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,458,958
                                                                      -------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 0.3%

LEISURE TIME (PRODUCTS) - 0.3%
    $4,700,000   Family Golf Centers, Inc.
                 5.75%, due 10/15/04 .............................. $   4,342
                                                                      -------
TOTAL CORPORATE BONDS ................................................. 4,342
                                                                      -------
TOTAL INVESTMENTS - 101.4% ........................................ 1,463,300
Liabilities, less Other Assets ..................................... (19,794)
                                                                      -------
NET ASSETS ....................................................... $1,443,506
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Equity Fund beat its peer group for the year and quarter ended December 31, 1998. The Fund was up 24.93% for the year. That put us in the top 20% of our growth and income peers, whose average return was 15.61% according to Lipper, Inc. For the fourth quarter, the Fund returned 18.72% compared to 17.79% for the peer group.
   We again benefited as larger capitalization stocks outperformed smaller capitalization stocks. The Fund, on average, owns a larger percentage of big companies than the peer group. Our focus on size, quality and predictability kept us ahead of the average growth and income fund.
                            [PHOTO OF RICH MEAGLEY]

   Regarding the S&P 500, the Fund was ahead of the broad market index at the end of November, but had a poor December as technology issues, which we own less of than the index, surged. The S&P returned 28.58% for the year. Most of it, 21.28%, came during the fourth quarter.
   We ended 1998 holding 47 companies. Turnover in the portfolio remained low and steady, at 32.94%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
 1 Year           24.93%
 5 Year           21.71%
10 Year           19.76%

                EQUITY FUND               S&P 500 INDEX
12/31/88          $10,000                    $10,000
01/31/89          $10,678                    $10,732
02/28/89          $10,503                    $10,465
03/31/89          $10,691                    $10,709
04/30/89          $11,348                    $11,264
05/31/89          $11,803                    $11,721
06/30/89          $11,766                    $11,654
07/31/89          $12,814                    $12,706
08/31/89          $13,019                    $12,955
09/30/89          $12,974                    $12,902
10/31/89          $12,998                    $12,603
11/30/89          $13,088                    $12,860
12/31/89          $13,579                    $13,168
01/31/90          $12,452                    $12,285
02/28/90          $12,569                    $12,443
03/31/90          $13,035                    $12,773
04/30/90          $12,658                    $12,454
05/31/90          $13,881                    $13,668
06/30/90          $13,858                    $13,575
07/31/90          $13,611                    $13,532
08/31/90          $12,173                    $12,308
09/30/90          $11,581                    $11,709
10/31/90          $11,334                    $11,659
11/30/90          $11,951                    $12,412
12/31/90          $12,416                    $12,758
01/31/91          $13,052                    $13,314
02/28/91          $13,828                    $14,266
03/31/91          $14,218                    $14,611
04/30/91          $14,509                    $14,647
05/31/91          $15,093                    $15,279
06/30/91          $14,123                    $14,579
07/31/91          $15,070                    $15,259
08/31/91          $15,307                    $15,621
09/30/91          $15,100                    $15,360
10/31/91          $15,347                    $15,565
11/30/91          $14,387                    $14,938
12/31/91          $15,881                    $16,647
01/31/92          $16,825                    $16,337
02/28/92          $17,111                    $16,550
03/31/92          $16,341                    $16,227
04/30/92          $16,477                    $16,704
05/31/92          $16,326                    $16,786
06/30/92          $15,147                    $16,536
07/31/92          $15,766                    $17,212
08/31/92          $15,118                    $16,859
09/30/92          $15,161                    $17,058
10/31/92          $15,893                    $17,117
11/30/92          $16,943                    $17,698
12/31/92          $17,352                    $17,915
01/31/93          $17,927                    $18,065
02/28/93          $17,943                    $18,311
03/31/93          $18,907                    $18,697
04/30/93          $18,475                    $18,245
05/31/93          $19,995                    $18,732
06/30/93          $20,077                    $18,787
07/31/93          $19,804                    $18,711
08/31/93          $20,913                    $19,419
09/30/93          $21,495                    $19,270
10/31/93          $22,060                    $19,669
11/30/93          $22,181                    $19,482
12/31/93          $22,716                    $19,718
01/31/94          $24,077                    $20,388
02/28/94          $23,474                    $19,836
03/31/94          $22,573                    $18,973
04/30/94          $23,299                    $19,216
05/31/94          $23,973                    $19,529
06/30/94          $23,110                    $19,051
07/31/94          $23,701                    $19,676
08/31/94          $25,144                    $20,480
09/30/94          $25,044                    $19,981
10/31/94          $25,513                    $20,428
11/30/94          $25,009                    $19,685
12/31/94          $24,972                    $19,976
01/31/95          $25,155                    $20,493
02/28/95          $25,812                    $21,290
03/31/95          $26,022                    $21,918
04/30/95          $26,719                    $22,563
05/31/95          $27,399                    $23,479
06/30/95          $28,078                    $24,024
07/31/95          $28,522                    $24,819
08/31/95          $29,316                    $24,881
09/30/95          $30,451                    $25,931
10/31/95          $30,072                    $25,837
11/30/95          $31,047                    $26,969
12/31/95          $31,280                    $27,490
01/31/96          $32,116                    $28,424
02/28/96          $32,402                    $28,689
03/31/96          $32,735                    $28,964
04/30/96          $33,432                    $29,391
05/31/96          $34,210                    $30,147
06/30/96          $34,843                    $30,262
07/31/96          $33,506                    $28,926
08/31/96          $33,855                    $29,537
09/30/96          $35,943                    $31,198
10/31/96          $37,099                    $32,058
11/30/96          $39,889                    $34,479
12/31/96          $39,102                    $33,796
01/31/97          $41,364                    $35,905
02/28/97          $41,529                    $36,188
03/31/97          $39,863                    $34,705
04/30/97          $41,021                    $36,773
05/31/97          $43,738                    $39,009
06/30/97          $45,524                    $40,756
07/31/97          $48,606                    $43,999
08/31/97          $46,093                    $41,536
09/30/97          $47,755                    $43,810
10/30/97          $46,233                    $42,349
11/30/97          $47,731                    $44,308
12/31/97          $48,568                    $45,068
01/31/98          $49,313                    $45,566
02/28/98          $53,215                    $48,850
03/31/98          $55,000                    $51,350
04/30/98          $55,100                    $51,866
05/31/98          $54,079                    $50,976
06/30/98          $55,461                    $53,046
07/31/98          $54,812                    $52,482
08/31/98          $47,720                    $44,902
09/30/98          $51,111                    $47,779
10/31/98          $55,643                    $51,662
11/30/98          $59,174                    $54,792
12/31/98          $60,677                    $57,947

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE EQUITY FUND MANAGER

   In the last six months, most of the changes in the portfolio have come from market action, partial sales and additions. During the year I added only seven new names to our portfolio, and I deleted ten. The changes were made to increase the overall quality and earnings predictability of the companies in the Fund.
   Alphabetically our new names are Abbott Laboratories, Bestfoods, CitiGroup, Procter & Gamble, Schlumberger, U.S. Bancorp, and Washington Mutual. The names we no longer own are: Boeing, Columbia/HCA Healthcare, Echlin, Electronic Data Systems, First Data, GTE, Houston Industries, Oracle, Pacificare Health Systems and SmithKline Beecham.
   Only two of those sales came in the last half of the year. I eliminated Boeing and GTE during the fourth quarter. Boeing was sold because the earnings prospects for the next several years have deteriorated greatly. In October of 1997, I believed Boeing would overcome its production inefficiencies and the "Asia effect". When it became clear this wasn't going to happen, I abandoned the position.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.2%
  (Bank)
Microsoft Corp.  .................................................... 3.2
  (Personal Computer Software)
Kimberly-Clark Corp.  ............................................... 3.1
  (Manufacturing & Marketing Personal Care Products)
Intel Corp.  ........................................................ 3.1
  (Computer Component Manufacturer)
Johnson & Johnson ................................................... 3.0
  (Health Care Products)
Federal National Mortgage Association ............................... 3.0
  (Mortgage Loan Banker)
Abbott Laboratories ................................................. 2.9
  (Health Care Products)
General Electric Co.  ............................................... 2.9
  (Electrical Equipment)
Washington Mutual, Inc.  ............................................ 2.6
  (Savings & Loan)
Merck & Co., Inc.  .................................................. 2.6
  (Health Care Products)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Washington Mutual, Inc.  ........................................... $33,420
Bestfoods ........................................................... 21,537
Dover Corp.  ........................................................ 20,382
American International Group, Inc.  ................................. 17,274
May Department Stores Co.  .......................................... 16,512


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
American Stores Co.  ............................................... $43,558
*GTE Corp.  ......................................................... 36,370
*Boeing Co.  ........................................................ 31,134
Hartford Financial Services Group, Inc.  ............................ 30,866
Texaco, Inc.  ....................................................... 24,085

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Health Care (Diversified) .............................................. 11%
Financial (Diversified) .................................................. 6
Manufacturing (Diversified) .............................................. 5
Computers (Hardware) ..................................................... 5
Household Products (Non-Durables) ........................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

   GTE was eliminated because the Fund also holds Bell Atlantic, the company acquiring GTE. Owning both positions wasn't prudent. I reduced our position sizes in Anheuser-Busch and Burlington Northern when the stock prices reached my near-term targets.
   One new position was added in the last six months: Bestfoods. The company has reasonable growth prospects and was selling at 22 times estimated 1999's earnings per share while the S&P 500 sells at 24-25 times.
   In keeping with what I've done in the past, I added to existing holdings when I liked their price and sold parts of positions when they were on the high side.
   While I added to 18 names during the fourth quarter, two saw their position sizes increase materially. American International Group and May Department Stores were trading at 21 times and 16 times estimated 1999 earnings per share, respectively, when I added to them.
   In the third quarter, I added substantially to Washington Mutual when I thought it was at a reasonable price/earnings ratio and I sold down Hartford Financial Services as it had gained steadily to become the second largest holding in the Fund. I felt, given the Hartford's valuation level and my overall exposure to financial stocks, that it was prudent to substantially reduce the position size. Diversified Financial and Banking and Finance companies comprised 9.4% of net assets at year-end.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
(1) Large ($4 Bil. and above.)             94%
(2) Medium ($1 Bil. - $4 Bil.)              1%
(3) Cash and Other                          5%

   We began our walk to quality almost two years ago and so far, we have been rewarded. Rather than move too quickly and stumble, I intend to keep the same path and the same pace. It looks, to me, like the road ahead could be rough.

Richard Meagley
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 94.8%

AEROSPACE/DEFENSE - 2.1%
       520,000   Lockheed Martin Corp.  ............................. $44,070

BANKING & FINANCE - 3.9%
       625,000   BankAmerica Corp.  .................................. 37,578
       875,000   Citigroup, Inc.  .................................... 43,313

BANKS (MAJOR REGIONAL) - 1.1%
       652,200   U.S. Bancorp ........................................ 23,153

BANKS (MONEY CENTER) - 3.2%
     1,000,000   Chase Manhattan Corp.  .............................. 68,062

BEVERAGES (ALCOHOLIC) - 1.6%
       500,000   Anheuser-Busch Co., Inc.  ........................... 32,813

BEVERAGES (NON-ALCOHOLIC) - 1.7%
       875,000   PepsiCo, Inc.  ...................................... 35,820

CHEMICALS - 3.3%
       625,000   Du Pont (E.I.) de Nemours & Co.  .................... 33,164
     1,000,000   Praxair, Inc.  ...................................... 35,250

COMMUNICATIONS EQUIPMENT - 1.3%
       450,000   Motorola, Inc.  ..................................... 27,478

COMPUTERS (HARDWARE) - 5.0%
       775,000   Hewlett-Packard Co.  ................................ 52,942
       275,000   International Business Machines Corp.  .............. 50,806

COMPUTERS (NETWORKING) - 1.3%
       600,000   *3Com Corp.  ........................................ 26,888

COMPUTERS (SOFTWARE & SERVICES) - 3.2%
       490,000   *Microsoft Corp.  ................................... 67,957

ELECTRICAL EQUIPMENT - 2.9%
       600,000   General Electric Co.  ............................... 61,238

ELECTRONICS (SEMICONDUCTORS) - 3.1%
       550,000   Intel Corp.  ........................................ 65,209

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENTERTAINMENT - 1.6%
     1,095,000   Walt Disney Co.  ................................... $32,850

FINANCIAL (DIVERSIFIED) - 5.5%
       800,000   Federal Home Loan Mortgage Corp.  ................... 51,550
       850,000   Federal National Mortgage Association ............... 62,900

FOODS - 1.0%
       400,000   Bestfoods ........................................... 21,300

HEALTH CARE (DIVERSIFIED) - 10.9%
     1,250,000   Abbott Laboratories ................................. 61,250
       950,000   American Home Products Corp.  ....................... 53,497
       375,000   Bristol-Myers Squibb Co.  ........................... 50,180
       750,000   Johnson & Johnson ................................... 62,906

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.6%
       365,000   Merck & Co., Inc.  .................................. 53,906

HOUSEHOLD PRODUCTS (NON-DURABLES) - 4.9%
     1,200,000   Kimberly-Clark Corp.  ............................... 65,400
       415,000   Procter & Gamble Co.  ............................... 37,895

INSURANCE (MULTI-LINE) - 3.2%
       475,000   American International Group, Inc.  ................. 45,897
       400,000   Hartford Financial Services Group, Inc.  ............ 21,950

MANUFACTURING (DIVERSIFIED) - 5.1%
     1,200,000   AlliedSignal, Inc.  ................................. 53,175
     1,450,000   Dover Corp.  ........................................ 53,106

OIL (DOMESTIC INTEGRATED) - 2.2%
       535,000   Mobil Corp.  ........................................ 46,612

OIL (INTERNATIONAL INTEGRATED) - 4.2%
       500,000   Exxon Corp.  ........................................ 36,563
       725,000   Royal Dutch Petroleum Co. (ADR) ..................... 34,709
       300,000   Texaco, Inc.  ....................................... 15,863

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 0.9%
       400,000   Schlumberger Ltd.  ................................. $18,450

PAPER & FOREST PRODUCTS - 1.3%
       800,000   Willamette Industries, Inc.  ........................ 26,800

RAILROADS - 1.5%
       913,700   Burlington Northern Santa Fe Corp.  ................. 30,837

RETAIL (DEPARTMENT STORES) - 1.9%
       675,000   May Department Stores Co.  .......................... 40,753

RETAIL (FOOD CHAINS) - 2.1%
       550,000   Albertson's, Inc.  .................................. 35,028
       250,000   American Stores Co.  ................................. 9,234

RETAIL (GENERAL MERCHANDISE) - 1.7%
       435,000   Wal-Mart Stores, Inc.  .............................. 35,425

SAVINGS & LOANS - 2.6%
     1,425,000   Washington Mutual, Inc.  ............................ 54,417

SERVICES (DATA PROCESSING) - 1.1%
       300,000   Automatic Data Processing, Inc.  .................... 24,056
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.3%
       650,000   AT&T Corp.  ..................................... $   48,913

TELEPHONE - 2.2%
       800,000   Bell Atlantic Corp.  ................................ 45,450

TOBACCO - 2.3%
       890,000   Philip Morris Cos., Inc.  ........................... 47,615
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,984,228
                                                                      -------

TEMPORARY INVESTMENTS - 4.5%

COMMERCIAL PAPER:
   $94,749,000   Associates First Capital Corporation
                 5.15%, due 1/04/99 .................................. 94,749
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 94,749
                                                                      -------
TOTAL INVESTMENTS - 99.3% ......................................... 2,078,977
Other Assets, less Liabilities ....................................... 13,486
                                                                      -------
NET ASSETS ....................................................... $2,092,463
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   After a third quarter so painful that it made for a bad year, SAFECO Income Fund beat its peer funds in the fourth quarter, 14.55% to 13.35%, Lipper, Inc.'s average for equity income funds. In spite of the fact the Fund outperformed in three of four quarters, it underperformed significantly for the full year. For 1998, the Fund returned 6.31%, compared to the peer group's 10.89% and the S&P
500's 28.58%.                [PHOTO OF THOMAS RATH]

   I view this year's third quarter--and the toll it took on our Fund--as an anomaly. I had concentrated the Fund on solid businesses with lower-price earnings ratios. I had avoided Asian exposure and held convertibles to lend stability in the event of a correction. This conservatism didn't work the way I planned. Small companies (18 to 20% of assets at the time) grossly underperformed. Convertibles (about 28% of the portfolio) suffered as spreads to treasuries widened. Meanwhile our radio stocks behaved as if they were in a recession and without advertisers.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
 1 Year          6.31%
 5 Year         16.53%
10 Year         13.46%

                INCOME FUND      S&P 500 INDEX
12/31/88          $10,000          $10,000
01/31/89          $10,450          $10,732
02/28/89          $10,309          $10,465
03/31/89          $10,494          $10,709
04/30/89          $10,894          $11,264
05/31/89          $11,185          $11,721
06/30/89          $11,234          $11,654
07/31/89          $11,912          $12,706
08/31/89          $12,107          $12,955
09/30/89          $12,011          $12,902
10/31/89          $11,558          $12,603
11/30/89          $11,690          $12,860
12/31/89          $11,922          $13,168
01/31/90          $11,319          $12,285
02/28/90          $11,372          $12,443
03/31/90          $11,457          $12,773
04/30/90          $11,028          $12,454
05/31/90          $11,608          $13,668
06/30/90          $11,562          $13,575
07/31/90          $11,355          $13,532
08/31/90          $10,514          $12,308
09/30/90          $10,082          $11,709
10/31/90           $9,839          $11,659
11/30/90          $10,442          $12,412
12/31/90          $10,640          $12,758
01/31/91          $11,053          $13,314
02/28/91          $11,690          $14,266
03/31/91          $11,867          $14,611
04/30/91          $11,996          $14,647
05/31/91          $12,359          $15,279
06/30/91          $12,048          $14,579
07/31/91          $12,391          $15,259
08/31/91          $12,766          $15,621
09/30/91          $12,746          $15,360
10/31/91          $12,880          $15,565
11/30/91          $12,348          $14,938
12/31/91          $13,114          $16,647
01/31/92          $13,215          $16,337
02/28/92          $13,257          $16,550
03/31/92          $13,129          $16,227
04/30/92          $13,512          $16,704
05/31/92          $13,640          $16,786
06/30/92          $13,690          $16,536
07/31/92          $14,199          $17,212
08/31/92          $14,095          $16,859
09/30/92          $14,245          $17,058
10/31/92          $13,982          $17,117
11/30/92          $14,341          $17,698
12/31/92          $14,618          $17,915
01/31/93          $14,937          $18,065
02/28/93          $15,221          $18,311
03/31/93          $15,736          $18,697
04/30/93          $15,521          $18,245
05/31/93          $15,727          $18,732
06/30/93          $15,808          $18,787
07/31/93          $15,727          $18,711
08/31/93          $16,244          $19,419
09/30/93          $16,289          $19,270
10/31/93          $16,572          $19,669
11/30/93          $16,372          $19,482
12/31/93          $16,453          $19,718
01/31/94          $16,990          $20,388
02/28/94          $16,610          $19,836
03/31/94          $16,031          $18,973
04/30/94          $16,218          $19,216
05/31/94          $16,227          $19,529
06/30/94          $15,989          $19,051
07/31/94          $16,482          $19,676
08/31/94          $17,005          $20,480
09/30/94          $16,774          $19,981
10/31/94          $16,745          $20,428
11/30/94          $16,152          $19,685
12/31/94          $16,272          $19,976
01/31/95          $16,686          $20,493
02/28/95          $17,208          $21,290
03/31/95          $17,696          $21,918
04/30/95          $18,074          $22,563
05/31/95          $18,601          $23,479
06/30/95          $18,832          $24,024
07/31/95          $19,565          $24,819
08/31/95          $19,707          $24,881
09/30/95          $20,303          $25,931
10/31/95          $20,080          $25,837
11/30/95          $20,782          $26,969
12/31/95          $21,213          $27,490
01/31/96          $21,892          $28,424
02/28/96          $21,946          $28,689
03/31/96          $22,206          $28,964
04/30/96          $22,293          $29,391
05/31/96          $23,030          $30,147
06/30/96          $23,319          $30,262
07/31/96          $22,662          $28,926
08/31/96          $23,089          $29,537
09/30/96          $24,157          $31,198
10/31/96          $25,049          $32,058
11/30/96          $26,363          $34,479
12/31/96          $26,303          $33,796
01/31/97          $27,336          $35,905
02/28/97          $27,373          $36,188
03/31/97          $26,368          $34,705
04/30/97          $26,732          $36,773
05/31/97          $28,650          $39,009
06/30/97          $29,831          $40,756
07/31/97          $31,460          $43,999
08/31/97          $30,980          $41,536
09/30/97          $32,362          $43,810
10/30/97          $31,294          $42,349
11/30/97          $32,425          $44,308
12/31/97          $33,255          $45,068
01/31/98          $33,784          $45,566
02/28/98          $35,705          $48,850
03/31/98          $37,183          $51,350
04/30/98          $37,463          $51,866
05/31/98          $36,652          $50,976
06/30/98          $37,412          $53,046
07/31/98          $35,793          $52,482
08/31/98          $30,306          $44,902
09/30/98          $30,865          $47,779
10/31/98          $32,722          $51,662
11/30/98          $34,522          $54,792
12/31/98          $35,355          $57,947

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   We began the fourth quarter holding the same fine companies, and, they came back to reward us for staying. My investing style, the strong fundamentals of our companies and the solid underpinnings of the U.S. economy did not change. The only thing that changed was the markets' psychology.
   Technology was very strong and our higher-than-the-average-equity-income-fund weighting (about 15%) helped us outperform. So did the recovery of radio stocks and the fact that small stocks and convertibles moved off their lows.

   During the fourth quarter I made a concerted effort to realize losses and to increase the Fund's equity sensitivity. Several convertible security positions were eliminated (as well as a couple of stocks where the business fundamentals had become uncertain). Our allocation to convertibles declined from 28% of net assets to about 23% in the fourth quarter. Family Golf Centers was one of the convertible positions I sold down and Conseco was one of the equity positions I increased.
   Only two totally new positions were added to the portfolio: PepsiCo, which was

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.
  7.00% Convertible ................................................ 5.8%
  (Radio Stations)
American Home Products Corp.  ....................................... 4.0
  (Pharmaceuticals)
Merrill Lynch & Co. 7.875%, Cvt.  ................................... 3.8
  (Financial Management)
CCA Prison Realty Trust ............................................. 3.2
  (Correctional Facilities Leasing)
Mobil Corp.  ........................................................ 3.0
  (Oil/Gas Exploration & Production)
Conseco, Inc.  ...................................................... 3.0
  (Financial Services Company)
SCI Systems, Inc. (144A)
  5.00%, due 5/01/06 ................................................ 2.8
  (Electronic Products)
Chase Manhattan Corp.  .............................................. 2.7
  (Bank)
Automatic Data Processing, Inc.  .................................... 2.7
  (Data Processing Management)
GTE Corp.  .......................................................... 2.7
  (Telecommunications)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Sirrom Capital Corp.  .............................................. $17,041
USEC, Inc.  .......................................................... 9,191
Family Golf Centers, Inc.  ........................................... 8,005
Equity Residential Properties Trust .................................. 4,160
Quantum Corp.  ....................................................... 3,558


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Anheuser-Busch Co., Inc.  ......................................... $10,205
*Avon Products, Inc.  ................................................ 5,889
*Crown Cork & Seal 4.50% Cvt.  ....................................... 5,523
*Cymer, Inc. (144A) 7.25%, due 8/05/00 ............................... 5,301
*Newell Financial Trust 5.25% Cvt.  .................................. 5,300

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Real Estate Investment Trust ............................................ 8%
Broadcasting (Television, Radio & Cable) ................................. 7
Financial (Diversified) .................................................. 7
Electrical Equipment ..................................................... 6
Telephone ................................................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE INCOME FUND MANAGER

purchased as Anheuser-Busch was sold, and Equity Residential Properties, an apartment REIT (real estate investment trust). Our allocation to real estate was 7.6% of net assets at year end. I like this sector as it is cheap and, I think, poised to come back. Furthermore, REITs offer an attractive combination of yield and dividend growth.
   Looking to 1999, I feel some discomfort about the stock market. Earnings of the S&P 500 companies continue to falter and the Index is selling at lofty levels by any historical measure. The Fund is currently concentrated in solid businesses with lower-price earnings ratios and little Asian exposure. I believe our top ten companies have solid fundamentals and room to appreciate. So do the smaller companies and convertibles we own, these sectors have just begun to recover. I think small and mid-cap companies will outperform in 1999 for two reasons. Firstly, the low valuations of these stocks. Secondly, they stand a strong chance of providing better relative earnings growth than the big stocks. EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
(1) Large ($4 Bil. and above)              50%
(2) Medium ($1 Bil. - $4 Bil.)             13%
(3) Small (Less than $1 Bil.)              11%
(4) Preferred Stocks                       16%
(5) Corporate Bonds                         6%
(6) Cash and Other                          4%

   The fourth quarter marked the ninth out of the past eleven quarters that the Fund has beaten the equity-income category. While I have some concerns about the stock market, my confidence is bolstered by the Fund's persistent positive performance relative to our peers.

Thomas Rath
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 74.1%

AEROSPACE/DEFENSE - 1.3%
        60,000   Lockheed Martin Corp.  ............................. $ 5,085

BANKING & FINANCE - 1.5%
        99,111   BankAmerica Corp.  ................................... 5,959

BANKS (MAJOR REGIONAL) - 0.9%
        92,200   Wells Fargo Co.  ..................................... 3,682

BANKS (MONEY CENTER) - 2.7%
       160,000   Chase Manhattan Corp.  .............................. 10,890

BEVERAGES (NON-ALCOHOLIC) - 1.1%
       110,000   PepsiCo, Inc.  ....................................... 4,503

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.4%
       126,800   *Emmis Communications Corp. (Class A) ................ 5,500

COMPUTERS (HARDWARE) - 4.0%
        80,500   Hewlett-Packard Co.  ................................. 5,499
       325,000   *MICROS Systems, Inc.  .............................. 10,684

COMPUTERS (PERIPHERALS) - 1.2%
       235,000   *Quantum Corp.  ...................................... 4,994

ELECTRIC COMPANIES - 4.1%
       250,000   NIPSCO Industries, Inc.  ............................. 7,609
       645,000   USEC, Inc.  .......................................... 8,949

ELECTRICAL EQUIPMENT - 2.7%
        91,586   AMP, Inc.  ........................................... 4,768
        60,000   General Electric Co.  ................................ 6,124

FINANCIAL (DIVERSIFIED) - 3.1%
        70,000   Federal National Mortgage Association ................ 5,180
     1,461,200   Sirrom Capital Corp.  ................................ 7,215

FOODS - 0.9%
       110,000   ConAgra, Inc.  ....................................... 3,465

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 4.0%
       285,000   American Home Products Corp.  ...................... $16,049

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 1.6%
        45,000   Merck & Co., Inc.  ................................... 6,646

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.3%
       174,000   Beckman Coulter, Inc.  ............................... 9,440

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.4%
       180,000   Kimberly-Clark Corp.  ................................ 9,810

INSURANCE (LIFE-HEALTH) - 3.0%
       392,600   Conseco, Inc.  ...................................... 11,999

INSURANCE (MULTI-LINE) - 1.9%
       140,000   Hartford Financial Services Group, Inc.  ............. 7,683

LEISURE TIME (PRODUCTS) - 0.4%
        91,600   *Family Golf Centers, Inc.  .......................... 1,809

LODGING (HOTELS) - 0.6%
       320,000   *Suburban Lodges of America, Inc.  ................... 2,620

MANUFACTURING (DIVERSIFIED) - 1.0%
        55,000   Minnesota Mining & Manufacturing Co.  ................ 3,912

OIL (DOMESTIC INTEGRATED) - 3.0%
       140,000   Mobil Corp.  ........................................ 12,197

OIL (INTERNATIONAL INTEGRATED) - 5.1%
       100,000   Exxon Corp.  ......................................... 7,312
       100,000   Royal Dutch Petroleum Co. (ADR) ...................... 4,788
       160,000   Texaco, Inc.  ........................................ 8,460

PAPER & FOREST PRODUCTS - 0.9%
        70,000   Weyerhaeuser Co.  .................................... 3,557

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RAILROADS - 2.4%
       252,868   GATX Corp.  ........................................ $ 9,577

REAL ESTATE INVESTMENT TRUST - 6.3%
       629,000   CCA Prison Realty Trust ............................. 12,895
       100,000   Equity Residential Properties Trust .................. 4,044
       155,000   First Industrial Realty Trust, Inc.  ................. 4,156
       185,000   Liberty Property Trust ............................... 4,556

RETAIL (DEPARTMENT STORES) - 1.7%
       145,000   J.C. Penney Co., Inc.  ............................... 6,797

RETAIL (FOOD CHAINS) - 0.8%
        91,000   American Stores Co.  ................................. 3,361

SAVINGS & LOANS - 1.6%
       171,000   Washington Mutual, Inc.  ............................. 6,530

SERVICES (DATA PROCESSING) - 2.7%
       135,000   Automatic Data Processing, Inc.  .................... 10,825

TELEPHONE - 2.7%
       160,000   GTE Corp.  .......................................... 10,790

TOBACCO - 2.6%
       193,000   Philip Morris Cos., Inc.  ........................... 10,326

WASTE MANAGEMENT - 2.2%
       275,900   Landauer, Inc.  ...................................... 8,932
                                                                       ------
TOTAL COMMON STOCKS ................................................. 299,177
                                                                       ------

PREFERRED STOCKS - 15.7%

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.8%
       175,000   Chancellor Media Corp.
                 7.00% Convertible ................................... 23,559
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 3.8%
       278,500   Merrill Lynch & Co.
                 7.875% Convertible ................................. $15,318

INSURANCE (LIFE/HEALTH) - 0.8%
        83,800   Conseco Financial Trust Series F
                 7.00%, due 2/16/01 ................................... 3,232

REAL ESTATE INVESTMENT TRUST - 1.3%
       267,700   CCA Prison Realty Trust
                 8.00% Series A ....................................... 5,387

SERVICES (COMMERCIAL & CONSTRUCTION) - 1.5%
       311,200   Central Parking
                 5.25% Convertible .................................... 6,107

TELEPHONE - 2.5%
       148,000   Salomon, Inc.
                 6.25% Exchangeable Convertible to Cincinnati Bell,
                 Inc.  ................................................ 9,805
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 63,408
                                                                       ------

CORPORATE BONDS - 6.5%

COMPUTERS (PERIPHERALS) - 1.1%
    $4,500,000   Quantum Corp.
                 7.00%, due 8/01/04 ................................... 4,281

ELECTRICAL EQUIPMENT - 2.8%
     5,000,000   #SCI Systems, Inc. (144A)
                 5.00%, due 5/01/06 (acquired 4/15/98) ............... 11,306

LEISURE TIME (PRODUCTS) - 2.6%
    11,500,000   #Family Golf Centers, Inc. (144A)
                 5.75%, due 10/15/04 (acquired 10/10/97) ............. 10,623
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 26,210
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TEMPORARY INVESTMENTS - 2.7%

INVESTMENT COMPANIES:
   $10,818,821   SSgA Prime Money Market Portfolio ................. $ 10,819
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 10,819
                                                                       ------
TOTAL INVESTMENTS - 99.0% ........................................... 399,614
Liabilities, less Other Assets ........................................ 3,914
                                                                       ------
NET ASSETS ......................................................... $403,528
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $19,846,241 and total value is 5.4% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We ended a lousy year with a good fourth quarter. In it, SAFECO Northwest Fund began recovering from the four blows dealt us earlier in the year: Boeing, Asia, small caps and value investing.
   For the quarter, the Fund returned 21.05%. For the year, we eked out 3.50% compared to 22.86%, the Lipper, Inc. average for growth funds. We also underperformed the WM Group Northwest 50 Index, which returned 32.87% for the year. The Fund was invested less in technology than the index and that caused the Fund to underperform as technology carried the region.
                       [PHOTO OF WILLIAM B. WHITLOW, JR.]

   While our region benefited by technology, it suffered from the Asian debacle more than any other. And therein lies the explanation for 75% of the Fund's poor annual performance when compared to national growth funds.
   The other part of the explanation is that 47% of our holdings are small caps, which as a sector more than disappointed investors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
1 Year                 3.50%
5 Year                13.05%
Since Inception*      12.20%

* The Fund's inception was February 7, 1991. Graph and average annual return comparison begins February 28, 1991.

                  NORTHWEST        S&P 500      WM GROUP NORTHWEST
                    FUND            INDEX           50 INDEX
02/28/91          $10,000          $10,000          $10,000
03/31/91          $10,295          $10,242          $10,409
04/30/91          $10,596          $10,267          $10,666
05/31/91          $10,958          $10,710          $11,305
06/30/91          $10,317          $10,220          $10,552
07/31/91          $10,932          $10,696          $11,063
08/31/91          $11,386          $10,949          $11,510
09/30/91          $11,106          $10,766          $11,292
10/31/91          $10,995          $10,911          $11,285
11/30/91          $10,318          $10,471          $10,836
12/31/91          $11,573          $11,669          $12,133
01/31/92          $12,072          $11,452          $12,767
02/28/92          $12,459          $11,601          $12,958
03/31/92          $12,185          $11,375          $12,545
04/30/92          $11,757          $11,709          $11,973
05/31/92          $11,879          $11,766          $11,865
06/30/92          $11,504          $11,591          $11,450
07/31/92          $11,770          $12,065          $11,567
08/31/92          $11,453          $11,818          $11,250
09/30/92          $11,931          $11,957          $11,693
10/31/92          $12,329          $11,998          $12,156
11/30/92          $12,850          $12,406          $12,701
12/31/92          $13,202          $12,558          $12,725
01/31/93          $13,255          $12,663          $12,821
02/28/93          $12,605          $12,835          $12,420
03/31/93          $13,098          $13,106          $12,932
04/30/93          $12,563          $12,789          $12,641
05/31/93          $12,836          $13,130          $12,953
06/30/93          $12,715          $13,169          $12,675
07/31/93          $12,610          $13,116          $12,220
08/31/93          $12,967          $13,612          $12,721
09/30/93          $12,957          $13,508          $12,434
10/31/93          $13,125          $13,787          $12,881
11/30/93          $13,177          $13,656          $13,158
12/31/93          $13,338          $13,821          $13,334
01/31/94          $13,574          $14,291          $13,737
02/28/94          $13,917          $13,904          $13,941
03/31/94          $13,328          $13,299          $13,449
04/30/94          $13,295          $13,470          $13,409
05/31/94          $13,499          $13,689          $13,611
06/30/94          $13,154          $13,354          $13,198
07/31/94          $13,347          $13,792          $13,300
08/31/94          $13,948          $14,356          $14,068
09/30/94          $13,629          $14,005          $13,530
10/31/94          $13,499          $14,319          $13,449
11/30/94          $13,163          $13,798          $13,209
12/31/94          $13,131          $14,002          $13,281
01/31/95          $13,293          $14,365          $13,224
02/28/95          $13,629          $14,924          $13,668
03/31/95          $14,084          $15,364          $14,102
04/30/95          $14,269          $15,816          $14,526
05/31/95          $14,485          $16,458          $14,528
06/30/95          $15,201          $16,840          $15,409
07/31/95          $15,992          $17,397          $15,993
08/31/95          $16,133          $17,440          $16,299
09/30/95          $16,220          $18,176          $16,897
10/31/95          $16,029          $18,111          $16,507
11/30/95          $15,995          $18,904          $16,753
12/31/95          $15,780          $19,269          $16,957
01/31/96          $15,930          $19,924          $17,518
02/28/96          $16,415          $20,110          $17,921
03/31/96          $17,409          $20,303          $17,826
04/30/96          $17,882          $20,602          $18,898
05/31/96          $18,183          $21,132          $19,204
06/30/96          $17,803          $21,213          $19,123
07/31/96          $16,960          $20,276          $18,188
08/31/96          $17,504          $20,704          $19,088
09/30/96          $17,778          $21,868          $19,583
10/31/96          $17,327          $22,471          $19,446
11/30/96          $18,088          $24,168          $20,852
12/31/96          $18,153          $23,689          $21,348
01/31/97          $19,468          $25,168          $22,302
02/28/97          $19,482          $25,366          $22,719
03/31/97          $18,656          $24,326          $22,097
04/30/97          $19,327          $25,776          $23,084
05/31/97          $20,617          $27,343          $24,975
06/30/97          $21,804          $28,568          $26,156
07/31/97          $23,674          $30,841          $28,542
08/31/97          $23,055          $29,115          $27,620
09/30/97          $24,204          $30,709          $29,553
10/30/97          $23,069          $29,685          $27,603
11/30/97          $24,074          $31,058          $29,281
12/31/97          $23,802          $31,591          $28,622
01/31/98          $23,582          $31,940          $28,511
02/28/98          $26,003          $34,242          $31,422
03/31/98          $26,333          $35,994          $32,920
04/30/98          $26,979          $36,356          $32,795
05/31/98          $25,012          $35,732          $31,211
06/30/98          $25,576          $37,183          $33,162
07/31/98          $24,009          $36,788          $31,129
08/31/98          $19,237          $31,475          $26,432
09/30/98          $20,351          $33,491          $27,677
10/31/98          $21,630          $36,213          $30,763
11/30/98          $23,472          $38,407          $34,279
12/31/98          $24,635          $40,619          $38,403

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

A perceived crisis in liquidity, a subsequent flight to "quality" and tax-loss selling sent small caps, as measured by the Russell 2000 Index, tumbling 20.50% in the third quarter. In the Fourth quarter, small caps rallied, contributing to the Fund's good quarter.
   We would have had an even better fourth quarter if we'd owned more of the ten stocks that accounted for so much of the S&P 500's 1998 gain. As it is, we own two of them: Microsoft and Intel.
   As with Intel, I am willing to go outside the Northwest to increase weightings in areas where growth funds tend to concentrate--technology, consumer staples, healthcare--and where the Northwest seems to be underrepresented. For example, I took a position in American Home Products, which has controlling interest in Immunex, a Seattle biotechnology company. At year-end the Fund was 15.40% invested outside the Northwest. We are allowed to invest up to 35% of assets outside the region.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 7.8%
  (Personal Computer Software)
Starbucks Corp.  .................................................... 5.7
  (Beverage Retailer)
Fred Meyer, Inc.  ................................................... 4.7
  (Food & Drug Retailer)
Costco Companies, Inc.  ............................................. 4.6
  (Wholesale Membership Warehouse)
Hewlett-Packard Co.  ................................................ 4.4
  (Computers)
Eagle Hardware & Garden, Inc.  ...................................... 4.3
  (Home Improvement Center)
Washington Mutual, Inc.  ............................................ 3.8
  (Savings & Loan)
TJ International, Inc.  ............................................. 3.5
  (Building Materials)
Intel Corp.  ........................................................ 3.3
  (Computer Component Manufacturer)
Weyerhaeuser Co.  ................................................... 3.3
  (Forestry Products)

TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
ARIS Corp.  ......................................................... $1,844
American Home Products Corp.  ........................................ 1,655
*ATL Ultrasound, Inc.  ............................................... 1,419
Ambassadors International, Inc.  ..................................... 1,109
Penford Corporation .................................................... 952


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Physio-Control International Corp.  ................................ $3,583
Eagle Hardware & Garden, Inc.  ....................................... 1,986
*Sequent Computer Systems, Inc.  ..................................... 1,775
*ATL Ultrasound, Inc.  ............................................... 1,695
Weyerhaeuser Co.  .................................................... 1,388

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Savings & Loan Companies ................................................ 9%
Computers (Software & Services) .......................................... 8
Restaurants .............................................................. 6
Banks (Major Regional) ................................................... 5
Retail (Department Stores) ............................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE NORTHWEST FUND MANAGER

   Costco and Starbucks were big winners for both the quarter and year. I see these two, and Microsoft, as core holdings for us, as they are non-cyclical stocks with the capacity to keep growing. Rather than keep cyclicals, such as Alaska Airlines and Weyerhaeuser as core holdings, I try to capture their upward cycle.
   Boeing had no upside in 1998. I had cut it back to just over 2% by year-end. (At this writing it has been sold out of the portfolio.) Boeing's pending layoffs are already reflected in the stocks we own that will be most affected (regional banks). Ninety percent of our companies are not primarily tied to the Northwest's economy but to the national and international economies, including Asia.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
COMMON STOCKS
(1) Large ($4 Bil. and above)                   49%
(2) Medium ($1 Bil. - $4 Bil.)                   4%
(3) Small (Less than $1 Bil.)                   47%

   I have a sense that the Asian situation is starting to stabilize. Northwest stocks with exposure to Asia declined early in the crisis and could come back early in the recovery. For example, Expeditors International, the freight forwarder, fell 37% in the third quarter, despite the fact it historically outperforms when imports do well. Schnitzer Steel also fell 37% as one-third of its business is scrap export to the Pacific Rim.
   While published outlooks for the Northwest economy are darker than they have been, don't let the headlines scare you. I believe the Fund has absorbed much of the aftermath of Asia, and most of Boeing's impact. And even though the region is slowing down, we don't expect it to underperform the national economy. Beyond 2000, I believe it will outperform again.

William B. Whitlow, Jr.
-------------------------------

William B. Whitlow, Jr. began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.6%

AEROSPACE/DEFENSE - 2.4%
        50,000   Boeing Co.  ......................................... $1,631

AIR FREIGHT - 3.2%
        53,000   Expeditors International of Washington, Inc.  ........ 2,226

BANKS (DOMESTIC) - 1.1%
        78,000   Heritage Financial Corp.  .............................. 761

BANKS (MAJOR REGIONAL) - 5.3%
        58,625   U.S. Bancorp ......................................... 2,081
        72,558   West Coast Bancorp, Inc.  ............................ 1,524

BANKS (REGIONAL) - 1.0%
        79,000   Washington Banking Co.  ................................ 671

BIOTECHNOLOGY - 2.6%
       191,000   *Corixa Corp.  ....................................... 1,767

BUILDING MATERIALS - 3.5%
        92,000   TJ International, Inc.  .............................. 2,363

CHEMICALS (DIVERSIFIED) - 2.9%
       123,500   Penford Corporation .................................. 1,976

COMPUTERS (HARDWARE) - 4.4%
        44,000   Hewlett-Packard Co.  ................................. 3,006

COMPUTERS (SOFTWARE & SERVICES) - 8.4%
        38,500   *Microsoft Corp.  .................................... 5,339
        11,000   *Visio Corp.  .......................................... 402

ELECTRONICS (SEMICONDUCTORS) - 3.3%
        19,000   Intel Corp.  ......................................... 2,253

ENGINEERING & CONSTRUCTION - 2.1%
       150,000   *Morrison Knudsen Corp.  ............................. 1,462

HEALTH CARE (DIVERSIFIED) - 3.0%
        37,000   American Home Products Corp.  ........................ 2,084

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERAL) - 2.3%
        27,000   *PathoGenesis Corp.  ................................ $1,566

HEALTH CARE (LONG TERM CARE) - 2.5%
       162,000   *Emeritus Corp.  ..................................... 1,711

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.6%
       245,000   *Protocol Systems, Inc.  ............................. 1,746

IRON & STEEL - 2.4%
       112,000   Schnitzer Steel Industries, Inc.  .................... 1,610

LEISURE TIME (PRODUCTS) - 2.7%
       124,600   *Ambassadors International, Inc.  .................... 1,838

LODGING (HOTELS) - 2.1%
       132,800   *Cavanaughs Hospitality Corp.  ....................... 1,428

MANUFACTURING (SPECIALIZED) - 1.2%
        75,000   *SeaMED Corp.  ......................................... 844

PAPER & FOREST PRODUCTS - 3.3%
        44,000   Weyerhaeuser Co.  .................................... 2,236

PHARMACEUTICALS - 1.6%
       177,000   *Penwest Pharmaceuticals Co.  ........................ 1,106

RESTAURANTS - 5.7%
        70,000   *Starbucks Corp.  .................................... 3,929

RETAIL (BUILDING SUPPLIES) - 4.3%
        91,000   *Eagle Hardware & Garden, Inc.  ...................... 2,957

RETAIL (DEPARTMENT STORES) - 4.7%
        53,000   *Fred Meyer, Inc.  ................................... 3,193

RETAIL (FOOD CHAINS) - 3.2%
        34,000   Albertson's, Inc.  ................................... 2,165

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (GENERAL MERCHANDISE) - 4.6%
        44,000   *Costco Companies, Inc.  ........................... $ 3,176

SAVINGS & LOANS - 8.5%
        45,000   InterWest Bancorp, Inc.  ............................... 996
        64,000   Riverview Bancorp, Inc.  ............................... 784
        84,000   *Sterling Financial Corp.  ........................... 1,428
        68,500   Washington Mutual, Inc.  ............................. 2,616

SERVICES (DATA PROCESSING) - 3.1%
       180,000   *ARIS Corp.  ......................................... 2,149

TELEPHONE - 1.6%
        38,000   *NEXTLINK Communications, Inc. (Class A) ............. 1,078
                                                                        -----
TOTAL COMMON STOCKS .................................................. 68,102
                                                                        -----
TOTAL INVESTMENTS - 99.6% ............................................ 68,102
Other Assets, less Liabilities .......................................... 303
                                                                        -----
NET ASSETS .......................................................... $68,405
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO International Fund returned 14.26% for the year and 19.24% for the quarter, beating its peer group on both counts. The average international fund returned 13.02% for the year and 16.43% in the fourth quarter according to Lipper, Inc. For the year, the EAFE Index returned 18.23%.
   For all of 1998, stocks in the Growth in Telecommunications theme were the largest contributors to the portfolio's performance. Notwithstanding the turmoil in global capital markets during the third quarter, financial stocks in Growth in Personal Savings Products also added significant value to the portfolio, as did the pharmaceutical stocks in Healthcare Needs.
   Most of the portfolio's negative performance came from stocks either quoted in, or with exposure, to Asia. The portfolio's hedging program also detracted value, mostly as a result of renewed strength in the yen, which we believe remains overvalued, given the underlying weaknesses in the Japanese economy.
   The most notable performers among our telecommunications

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
1 Year                    14.26%
Since Inception*          11.25%

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                 INTERNATIONAL
                    FUND          EAFE INDEX
01/31/96          $10,000          $10,000
02/28/96           $9,940          $10,034
03/31/96          $10,040          $10,247
04/30/96          $10,290          $10,545
05/31/96          $10,250          $10,351
06/30/96          $10,240          $10,409
07/31/96           $9,840          $10,105
08/31/96          $10,240          $10,127
09/30/96          $10,454          $10,396
10/31/96          $10,585          $10,290
11/30/96          $11,249          $10,699
12/31/96          $11,423          $10,561
01/30/97          $11,382          $10,192
02/28/97          $11,534          $10,358
03/31/97          $11,463          $10,396
04/30/97          $11,514          $10,451
05/31/97          $12,050          $11,131
06/30/97          $12,414          $11,731
07/31/97          $12,850          $11,907
08/31/97          $11,747          $11,004
09/30/97          $12,556          $11,607
10/30/97          $11,514          $10,700
11/30/97          $11,585          $10,577
12/31/97          $11,943          $10,656
01/31/98          $12,203          $11,130
02/28/98          $13,013          $11,829
03/31/98          $13,521          $12,179
04/30/98          $13,594          $12,261
05/31/98          $13,718          $12,187
06/30/98          $13,854          $12,265
07/31/98          $14,010          $12,375
08/31/98          $12,181          $10,827
09/30/98          $11,445          $10,480
10/31/98          $12,317          $11,557
11/30/98          $13,272          $12,135
12/31/98          $13,646          $12,599

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE INTERNATIONAL STOCK FUND MANAGER

stocks were Netherlands-quoted KPN which announced a joint venture to create Europe's biggest internet network and Alcatel Alsthom. Alcatel climbed on by acquisitions in Europe, restructuring plans and news that, with Fujitsu, it will supply the trans-Pacific cable link between Australia and the U.S.
   Stocks in Positive Banking Environment, which had been at the eye of the storm during the third quarter turmoil, strengthened significantly as 1998 wound down.
   Among pharmaceutical stocks the best performers were Takeda Chemical (Japan), which announced 15% increase in net profits and Novartis. A renewal of mergers and acquisitions activity in the European pharmaceutical sector which involved, among others, portfolio holdings Hoechst and Zeneca also drove prices higher.
   On the whole, global equity markets rebounded strongly since the end of the third quarter, prompted primarily by the reductions in interest rates which have occurred in the U.S. and Europe.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Mannesmann AG ...................................................... 3.5%
  (Machinery & Engineering)
ING Groupe NV ....................................................... 3.3
  (Banking & Finance)
Glaxo Wellcome, plc ................................................. 2.5
  (Pharmaceuticals)
Takeda Chemical Industries .......................................... 2.5
  (Health Care Products)
Nestle SA ........................................................... 2.4
  (Food)
Schweizerische Rueckversicherungs- Gesellschaft ..................... 2.3
  (Insurance)
Vivendi ............................................................. 2.3
  (Community Services)
Novartis AG ......................................................... 2.2
  (Pharmaceuticals)
Vodafone Group, plc ................................................. 2.1
  (Telecommunications)
Lloyds TSB Group, plc ............................................... 1.9
  (Bank)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 25%
Japan ................................................................... 12
Switzerland ............................................................. 11
Netherlands .............................................................. 8
Germany .................................................................. 8


TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
Vivendi ............................................................... $241
NTT Mobile Communication Network, Inc.  ................................ 231
Axa .................................................................... 153
Alcatel ................................................................ 140
Fuji Photo Film Co.  ................................................... 139

TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*HSBC Holdings, plc ................................................... $173
Novartis AG ............................................................ 135
Zeneca Group, plc ...................................................... 120
Honda Motor Co., Ltd.  ................................................. 104
National Australian Bank, Ltd.  ......................................... 98
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

The general consensus underpinning this recovery seems to be that the lower interest rates will enable continued corporate earnings growth.
   We do not subscribe to this theory, given the announcements the companies themselves are releasing. In recent weeks, from diverse sectors, global companies such as Boeing, Ericsson, Marks & Spencer's, Proctor & Gamble and Coca-Cola have all announced earnings slowdowns. Paradoxically, in the face of bad news, indexes are reaching all-time highs, and some stock prices are rising to what we consider to be risky valuation levels.
   Economic growth in the UK is likely to slow in 1999 and earnings growth may be negligible. Much of this, however, may already be priced into the market given the relative underperformance of UK equities in 1998.
   In Asia, it was a year of upheaval as unemployment skyrocketed, financial systems came under severe distress and political leaders came under pressure. While the overall economic environment remains gloomy, the unexpected cut in U.S. interest rates gave an added stimulus to Asian markets, which were already benefiting from the stronger yen and increasing investor confidence.
   Nevertheless, there are some positives on the international equity horizon. The advent of the Euro should be broadly positive for the large pan-European companies. There has been a resurgence in recent weeks in mergers and acquisitions activity and this should accelerate in the coming months. Indeed, given Europe's position in the current economic cycle, the opportunities for increasing synergies and cutting costs through consolidation are significantly greater than those in the U.S.
   There continues to be evidence that reform is taking place in Japan, albeit at the margins. While the government has yet to come through, reform-minded Japanese corporations have considerable potential for long-term investors. We will continue to concentrate on European stocks that have the ability to prosper in the single currency environment and selected companies in Japan.

Bank of Ireland
Asset Management (U.S.) Limited
-------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 81.2%

AUSTRALIA - 3.5%
        20,650   National Australia Bank, Ltd.  ........................ $312
                 (Banking & Finance)
        47,164   News Corp., Ltd.  ...................................... 312
                 (Television & Publishing)
        41,800   Telstra Corp., Ltd.  ................................... 196
                 (Telecommunications)

CANADA - 0.1%
           525   Royal Bank of Canada .................................... 26
                 (Banking & Finance)

DENMARK - 0.5%
           930   Tele Danmark AS-B ...................................... 126
                 (Telecommunications)

FRANCE - 6.8%
         1,853   Alcatel ................................................ 227
                 (Telecommunications)
         2,945   Axa .................................................... 426
                 (Multi-Line Insurance)
         2,830   Michelin B ............................................. 113
                 (Tire & Rubber)
         3,080   Total SA ............................................... 312
                 (Oil & Gas)
         2,049   Vivendi ................................................ 531
                 (Holding Co. - Diversified)

GERMANY - 7.9%
           280   Bayerische Motoren Werke AG ............................ 217
                 (Automobiles)
         2,930   Bayerische HypoVereinsbank ............................. 229
                 (Banking & Finance)
         5,455   Hoechst AG ............................................. 226
                 (Chemicals)
         7,160   Mannesmann AG .......................................... 821
                 (Machinery & Engineering)
         3,915   VEBA AG ................................................ 234
                 (Utilities - Electric)
           204   Viag AG ................................................ 120
                 (Manufacturing - Diversified)
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ITALY - 2.2%
        14,053   Ente Nazionale Idrocarburi SpA ........................ $ 92
                 (Oil & Gas)
        48,461   Telecom Italia SpA ..................................... 414
                 (Telecommunications)

JAPAN - 12.2%
        18,000   Canon, Inc.  ........................................... 385
                 (Office Equipment)
         7,000   Dai Nippon Printing Co., Ltd.  ......................... 112
                 (Commercial Printing)
         4,000   Fuji Photo Film Co.  ................................... 149
                 (Office Equipment & Supplies)
         6,000   Honda Motor Co., Ltd.  ................................. 197
                 (Automobiles)
        11,000   Kao Corp.  ............................................. 249
                 (Cosmetics & Toiletries)
           900   Keyence Corp.  ......................................... 111
                 (Electronics)
         4,000   Murata Manufacturing Co., Ltd.  ........................ 166
                 (Electronics)
             5   NTT Mobile Communication Network, Inc.  ................ 206
                 (Telecommunications)
         2,000   Rohm Co., Ltd.  ........................................ 182
                 (Electronics)
         9,000   Shiseido Co., Ltd.  .................................... 116
                 (Cosmetics & Toiletries)
         5,700   Sony Corp.  ............................................ 416
                 (Audio/Video Products)
        15,000   Takeda Chemical Industries ............................. 578
                 (Medical - Drugs)

MEXICO - 0.1%
        17,540   Grupo Financiero Series B ............................... 23
                 (Banking & Finance)

NETHERLANDS - 8.3%
         7,448   ABN Amro Holdings NV ................................... 157
                 (Banking & Finance)
         8,330   Elsevier NV ............................................ 117
                 (Publishing)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        12,797   ING Groep N.V.  ....................................... $781
                 (Banking & Finance)
         5,890   Koninklijke Ahold NV ................................... 218
                 (Retail Grocery)
         6,085   Koninklijke KPN NV ..................................... 305
                 (Telecommunications)
         4,080   Royal Dutch Petroleum Co.  ............................. 203
                 (Oil & Gas)
         5,160   TNT Post Group NV ...................................... 166
                 (Commercial Services)

PHILIPPINES - 0.1%
        15,300   San Miguel Corp. (Class B) .............................. 30
                 (Wine & Spirits, Food)

PORTUGAL - 0.3%
         2,875   Electricidade de Portugal, S.A.  ........................ 63
                 (Electric - Integrated)

SINGAPORE - 1.7%
        26,200   Development Bank of Singapore, Ltd.  ................... 236
                 (Banking & Finance)
        15,274   Singapore Press Holdings, Ltd.  ........................ 166
                 (Publishing)

SPAIN - 1.5%
        11,525   Banco Santander SA ..................................... 229
                 (Banking & Finance)
         3,050   Telefonica S.A.  ....................................... 135
                 (Telecommunications)

SWITZERLAND - 10.6%
           161   Alusuisse-Lonza Holding AG ............................. 188
                 (Holding Co. - Diversified)
           258   Nestle SA .............................................. 562
                 (Food)
           261   Novartis AG ............................................ 514
                 (Pharmaceuticals)
            30   Roche Holding AG ....................................... 366
                 (Pharmaceuticals)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
           207   Schweizerische Rueckversicherungs-Gesellschaft ........ $540
                 (Insurance)
         1,040   UBS AG ................................................. 320
                 (Banking & Finance)

THAILAND - 0.4%
        40,400   Bangkok Bank Public Co., Ltd. ........................... 83
                 (Banking & Finance)

UNITED KINGDOM - 25.0%
        28,315   Allied Zurich, plc ..................................... 424
                 (Tobacco)
        18,850   Barclays, plc .......................................... 405
                 (Banking & Finance)
        25,515   British American Tobacco, plc .......................... 226
                 (Tobacco)
        23,650   Cable & Wireless, plc .................................. 291
                 (Telecommunications)
        14,530   Cadbury Schweppes, plc ................................. 247
                 (Beverages)
        29,010   Diageo, plc ............................................ 326
                 (Beverages)
        17,060   Glaxo Wellcome, plc .................................... 585
                 (Pharmaceuticals)
        23,830   Granada Group, plc ..................................... 423
                 (Leisure)
        18,000   Kingfisher, plc ........................................ 195
                 (Retail - Drug Store)
        31,340   Ladbroke Group, plc .................................... 125
                 (Hotels & Property Management)
        31,340   Lloyds TSB Group, plc .................................. 445
                 (Banking & Finance)
         7,690   National Westminster Bank, plc ......................... 148
                 (Banking & Finance)
        27,070   Prudential Corp., plc .................................. 409
                 (Insurance)
        25,210   Safeway, plc ........................................... 126
                 (Retail - Grocery)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        49,150   Shell Transport & Trading Co., plc .................. $  301
                 (Oil & Gas)
        64,400   Siebe, plc ............................................. 253
                 (Industrial & Electronic Equipment)
        23,100   TI Group, plc .......................................... 125
                 (Manufacturing)
        30,370   Vodafone Group, plc .................................... 493
                 (Telecommunications)
         7,965   Zeneca Group, plc ...................................... 349
                 (Pharmaceuticals)
                                                                        -----
TOTAL COMMON STOCKS .................................................. 19,099
                                                                        -----
TOTAL INVESTMENTS - 81.2% ............................................ 19,099
                 Domestic Cash .......................................... 951
                 Foreign Cash ........................................... 235
                 Other Assets, less
                 Liabilities .......................................... 3,232
                                                                        -----
                                                                        4,418
                                                                        -----
NET ASSETS .......................................................... $23,517
                                                                        -----
                                                                        -----

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banking & Finance                                                       14.4%
Pharmaceuticals                                                          10.2
Telecommunications                                                       10.2
Insurance                                                                 5.8
Food                                                                      3.9
Oil & Gas                                                                 3.9
Electrical Equipment & Electronics                                        3.7
Machinery - Diversified                                                   3.5
Holding Company Diversified                                               3.1
Tobacco                                                                   2.8
Publishing                                                                2.5
Leisure Time                                                              2.3
Office Equipment & Supplies                                               2.3
Automobiles                                                               2.2
Cosmetics                                                                 1.5
Retail - Grocer                                                           1.5
Electric Utility                                                          1.3
Building Materials                                                        1.1
Beverages                                                                 1.0
Chemicals                                                                 1.0
Manufacturing                                                             1.0
Retail - Drug Stores                                                      0.8
Transportation                                                            0.7
Tire & Rubber                                                             0.5
                                                                         ----
                                                                        81.2%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Balanced Fund returned 10.17% and 12.56%, for the fourth quarter and the year, respectively, while the average balanced fund returned 11.32% and 13.48%. Although the Fund's return for the year was slightly below the Lipper, Inc. average for balanced funds, there was enough dispersion in returns that the Fund ranked in the top half of the peer group.
   A split benchmark (60% S&P 500 and 40% Lehman Brothers Government/Corporate Index) returned 12.82% and 20.93% for the quarter and year. We underperformed the combined index because we are value investors and value stocks underperformed growth stocks. (On the bond side, the portfolio outperformed, but not enough to carry the Fund.)
                             [PHOTO OF REX BENTLEY]

   In 1998, the stock market experienced a huge disparity between growth and value style investing. For example, the Russell 1000 Growth Index was up 37.41% while the Russell 1000 Value Index posted just 13.21%. This spread in returns is by far

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
1 Year                    12.56%
Since Inception*          13.92%

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                                60% S&P 500/40%
                               LEHMAN BROTHERS
                                 GOVERNMENT/
               BALANCED FUND   CORPORATE INDEX
01/31/96          10,000           10,000
02/28/96           9,950            9,971
03/31/96          10,017            9,995
04/30/96          10,077           10,056
05/31/96          10,218           10,204
06/30/96          10,345           10,282
07/31/96          10,112           10,019
08/31/96          10,243           10,137
09/30/96          10,599           10,551
10/31/96          10,813           10,824
11/30/96          11,272           11,394
12/31/96          11,140           11,208
01/30/97          11,473           11,633
02/28/97          11,567           11,698
03/31/97          11,162           11,354
04/30/97          11,414           11,826
05/31/97          11,896           12,302
06/30/97          12,209           12,692
07/31/97          12,905           13,453
08/31/97          12,419           12,941
09/30/97          12,759           13,447
10/30/97          12,622           13,264
11/30/97          12,834           13,660
12/31/97          12,993           13,858
01/31/98          13,083           14,028
02/28/98          13,653           14,624
03/31/98          13,964           15,091
04/30/98          13,884           15,212
05/31/98          13,760           15,106
06/30/98          13,806           15,535
07/31/98          13,500           15,441
08/31/98          12,593           14,224
09/30/98          13,275           14,933
10/31/98          13,983           15,619
11/30/98          14,417           16,224
12/31/98          14,625           16,800

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE BALANCED FUND MANAGERS

the largest divergence between the two indices in their 20-year history. As well, a study of the S&P 500 shows that stocks with the loftiest price/earnings valuations had the best performance.
   The equities of this Fund are selected for value and earnings growth. For example, we sold our position in Anheuser-Busch and replaced it with PepsiCo, which we felt was priced at a more compelling valuation based on near-term restructuring opportunities and long-term earnings prospects. As year-end approached, we sold Boeing to offset some portfolio gains and sold Sequent Computer Systems and Unisource Worldwide due to weak near-term fundamentals. Early in the fourth quarter, we increased the weighting in financials and technology as price opportunities arose.
                         [PHOTO OF LYNETTE D. SAGVOLD]
                           [PHOTO OF MICHAEL HUGHES]
   Our strategy in managing the equities in the Fund remains unchanged. We buy stocks with discount valuation characteristics that have attractive earnings

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
Kimberly-Clark Corp.  .............................................. 2.4%
  (Manufacturing & Marketing Personal Care Products)
GTE Corp.  .......................................................... 1.9
  (Telecommunications)
Hewlett-Packard Co.  ................................................ 1.8
  (Computers)
Mobil Corp.  ........................................................ 1.7
  (Oil/Gas Exploration & Production)
Corning, Inc.  ...................................................... 1.7
  (Manufacturer of Specialty and Consumer Products)
Chase Manhattan Corp.  .............................................. 1.7
  (Bank)
Bell Atlantic Corp.  ................................................ 1.7
  (Telecommunications)
Merck & Co., Inc.  .................................................. 1.7
  (Health Care Products)
Century Telephone Enterprises, Inc.  ................................ 1.7
  (Telecommunications)
The New York Times Co. (Class A) .................................... 1.6
  (Newspaper Publisher)

TOP FIVE PURCHASES
(COMMON STOCKS)
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Conseco, Inc.  ........................................................ $326
Compaq Computer Corp.  ................................................. 311
Rubbermaid, Inc.  ...................................................... 310
Washington Mutual, Inc.  ............................................... 278
Wendy's International, Inc.  ........................................... 275


TOP FIVE SALES
(COMMON STOCKS)                                                     PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Boeing Co.  .......................................................... $387
*Anheuser-Busch Co., Inc.  ............................................. 371
*NationsBank Corp.  .................................................... 245
*Burlington Northern Santa Fe Corp.  ................................... 193
Armstrong World Industries, Inc.  ...................................... 183

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCKS)                                                   NET ASSETS
----------------------------------------------------------------------------
Telephone ............................................................... 5%
Manufacturing (Diversified) .............................................. 5
Oil (Domestic Integrated) ................................................ 3
Computers (Hardware) ..................................................... 3
Health Care (Diversified) ................................................ 3
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

prospects. The portfolio has a price earnings ratio (P/E) based on 1999 projected earnings of 18.2 compared to the S&P 500's P/E of 25.9. The projected earnings growth rate for the stocks in our portfolio is higher than that of the S&P 500. The Fund's equity portfolio is diversified across all major market sectors.
   This strategy has been employed at SAFECO for many years and has provided superior returns at lower risk levels over time. We remain confident the value style will once again return to favor.
   At year-end, the asset allocation of the fund was 63.3% stocks and 36.3% bonds, while the cash position was 1.3%. We are currently targeting a 60% equity and 40% fixed-income asset allocation.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
(1) Large ($4 Bil. and above)              54%
(2) Medium ($1 Bil. - $4 Bil.)              9%
(3) Small (Less than $1 Bil.)               0%
(4) Corporate Bonds                        12%
(5) Asset Backed Securities                 6%
(6) U.S. Government Securities             19%
(7) Cash and Other                          0%

   We took some defensive precautions to improve the overall quality and liquidity of our bond portfolio during the quarter. We reduced our holdings in smaller corporate bonds, international issues, and triple-B rated securities, in favor of extremely large, high quality domestic bonds and U.S. Treasuries.
   At year-end, the bond portion of the Fund held 64% of its assets in U.S. Government obligations, including a 51% weighting in U.S. Treasuries. Portfolio duration was unchanged at 5.8 years, slightly longer than the 5.6 year duration of the Lehman Brothers Government/Corporate Index. The average credit quality of the portfolio improved to AAA.
   Our outlook for 1999 is mixed. While the U.S. economy continues to do well, it is likely that corporate earnings growth will slow. This reduced earnings growth, combined with current high valuations, will probably result in a lower stock market return. The outlook for bonds is more positive, which makes a case for diversification.

Rex L. Bentley
Michael Hughes
Lynette D. Sagvold
-------------------------------
Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 63.3%
AEROSPACE/DEFENSE - 0.7%
         1,800   Lockheed Martin Corp.  ................................ $153

BANKS (MAJOR REGIONAL) - 1.3%
         9,100   KeyCorp ................................................ 291

BANKS (MONEY CENTER) - 1.7%
         5,600   Chase Manhattan Corp.  ................................. 381

BANKS (REGIONAL) - 1.5%
         6,330   Banc One Corp.  ........................................ 323

BEVERAGES (NON-ALCOHOLIC) - 1.1%
         6,000   PepsiCo, Inc.  ......................................... 246

BUILDING MATERIALS - 0.8%
         3,100   Armstrong World Industries, Inc.  ...................... 187

CHEMICALS - 1.8%
         2,400   Du Pont (E.I.) de Nemours & Co.  ....................... 127
         7,700   Praxair, Inc.  ......................................... 271

COMMUNICATIONS EQUIPMENT - 1.4%
         4,900   Motorola, Inc.  ........................................ 299

COMPUTERS (HARDWARE) - 3.0%
         6,600   Compaq Computer Corp.  ................................. 277
         5,700   Hewlett-Packard Co.  ................................... 389

COMPUTERS (PERIPHERALS) - 1.1%
        11,200   *Quantum Corp.  ........................................ 238

ELECTRIC COMPANIES - 2.6%
        10,200   NIPSCO Industries, Inc.  ............................... 310
         5,200   New Century Energies, Inc.  ............................ 254

ELECTRICAL EQUIPMENT - 0.7%
         2,878   AMP, Inc.  ............................................. 150

ELECTRONICS (SEMICONDUCTORS) - 1.2%
         2,300   Intel Corp.  ........................................... 273

FINANCIAL (DIVERSIFIED) - 2.5%
         3,800   American General Corp.  ................................ 296
         3,500   Federal National Mortgage Association .................. 259

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FOODS - 2.0%
         8,800   ConAgra, Inc.  ........................................ $277
         4,100   Dean Foods Co.  ........................................ 167

HEALTH CARE (DIVERSIFIED) - 2.6%
         4,000   American Home Products Corp.  .......................... 225
         4,100   Johnson & Johnson ...................................... 344

HEALTH CARE (DRUGS-MAJOR PHARMUCEUTICALS) - 1.7%
         2,500   Merck & Co., Inc.  ..................................... 369

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.3%
         5,500   Beckman Coulter, Inc.  ................................. 298

HOUSEHOLD FURNITURE & APPLIANCES - 0.9%
         6,000   Rubbermaid, Inc.  ...................................... 189

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.4%
         9,800   Kimberly-Clark Corp.  .................................. 534

INSURANCE (LIFE-HEALTH) - 1.0%
         7,400   Conseco, Inc.  ......................................... 226

INSURANCE (MULTI-LINE) - 1.3%
         5,100   Hartford Financial Services Group, Inc.  ............... 280

MANUFACTURING (DIVERSIFIED) - 5.1%
         5,000   AlliedSignal, Inc.  .................................... 222
         8,500   Corning, Inc.  ......................................... 383
        10,100   Crane Co.  ............................................. 305
         3,000   Minnesota Mining & Manufacturing Co.  .................. 213

OIL (DOMESTIC INTEGRATED) - 3.3%
         5,300   Atlantic Richfield Co.  ................................ 346
         4,400   Mobil Corp.  ........................................... 383

OIL (INTERNATIONAL INTEGRATED) - 1.4%
         5,700   Texaco, Inc.  .......................................... 301

OIL & GAS (DRILLING & EQUIPMENT) - 0.9%
         6,600   Halliburton Co.  ....................................... 196

PAPER & FOREST PRODUCTS - 1.1%
         5,300   International Paper Co.  ............................... 238

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
PERSONAL CARE - 1.0%
         4,900   Avon Products, Inc.  ................................ $  217

PUBLISHING (NEWSPAPERS) - 1.6%
        10,200   New York Times Co. (Class A) ........................... 354

REAL ESTATE INVESTMENT TRUST - 1.9%
         3,200   Equity Residential Properties Trust .................... 129
         5,700   First Industrial Realty Trust, Inc.  ................... 153
         5,800   Liberty Property Trust ................................. 143

RESTAURANTS - 1.3%
        12,800   Wendy's International, Inc.  ........................... 279

RETAIL (DEPARTMENT STORES) - 2.0%
         6,000   J.C. Penney Co., Inc.  ................................. 281
         2,700   May Department Stores Co.  ............................. 163

RETAIL (FOOD CHAINS) - 1.3%
         8,000   American Stores Co.  ................................... 296

SAVINGS & LOAN CO. - 1.4%
         8,100   Washington Mutual, Inc.  ............................... 309

SERVICES (DATA PROCESSING) - 0.6%
         1,800   Automatic Data Processing, Inc.  144

TELEPHONE - 5.2%
         6,500   Bell Atlantic Corp.  ................................... 369
         5,400   Century Telephone Enterprises, Inc.  ................... 365
         6,200   GTE Corp.  ............................................. 418

TOBACCO - 0.6%
         2,700   Philip Morris Cos., Inc.  .............................. 145
                                                                        -----
TOTAL COMMON STOCKS .................................................. 13,985
                                                                        -----

CORPORATE BONDS - 11.6%

BANKING & FINANCE - 0.5%
      $100,000   Grand Metropolitan Investment Corp.
                 8.625%, due 8/15/01 .................................... 107
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.5%
      $100,000   Norwest Corp. (MTN)
                 6.25%, due 3/15/01 .................................... $102

BANKS (MONEY CENTER) - 1.0%
       100,000   BankAmerica Corp.
                 9.50%, due 4/01/01 ..................................... 109
       100,000   Citicorp
                 7.625%, due 5/01/05 .................................... 109

BANKS (REGIONAL) - 0.6%
       135,000   U.S. Bancorp
                 6.75%, due 10/15/05 .................................... 142

ELECTRIC COMPANIES - 0.6%
       140,000   #Israel Electric Corp., Ltd. (144A)
                 7.125%, due 7/15/05 (acquired 7/21/98) ................. 144

ENGINEERING & CONSTRUCTION - 0.4%
        75,000   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 85

FINANCE (CONSUMER) - 0.4%
        85,000   Household Finance Corp.
                 7.25%, due 7/15/03 ...................................... 90

FINANCIAL (DIVERSIFIED & BUSINESS) - 1.5%
       200,000   CIT Group, Inc.
                 5.57%, due 12/08/03 .................................... 199
       130,000   Comed Transitional Funding Trust
                 5.674%, due 12/16/08 ................................... 131

FINANCIAL (DIVERSIFIED) - 2.1%
       100,000   American General Finance Corp.
                 5.75%, due 11/01/03 .................................... 100
        80,000   General Motors Acceptance Corp.
                 6.875%, due 7/15/01 ..................................... 82
       175,000   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 184
        90,000   Merrill Lynch & Co. , Inc.
                 6.00%, due 11/15/04 ..................................... 91

FINANCIAL (MISCELLANEOUS) - 0.9%
       100,000   Commercial Credit Co.
                 5.875%, due 1/15/03 .................................... 101
        95,000   McDonnell Douglas Corp.
                 6.83%, due 5/21/01 ...................................... 98

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
INVESTMENT BANKING/BROKERAGE - 0.6%
     $ 130,000   Donaldson Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 .................................. $ 134

PETROLEUM & PETROLEUM SERVICES - 0.5%
       100,000   Texaco Capital, Inc.
                 6.19%, due 7/09/03 ..................................... 102

RETAIL (COMPUTERS & ELECTRONICS) - 1.0%
       200,000   Tandy Corp.
                 6.95%, due 9/01/07 ..................................... 211

RETAIL (GENERAL MERCHANDISE) - 0.5%
       100,000   Sears Roebuck Acceptance Corp.
                 6.90%, due 8/01/03 ..................................... 104

RETAIL (SPECIALTY) - 0.2%
        50,000   Bausch & Lomb, Inc.
                 6.56%, due 8/12/26 ...................................... 50

UTILITIES - 0.3%
        75,000   Allegheny Generating Co.
                 5.625%, due 9/01/03 ..................................... 75
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 2,550
                                                                        -----

U.S. GOVERNMENT SECURITIES - 18.7%

U.S. TREASURY NOTES - 18.7%
       920,000   7.50%, due 11/15/16 .................................. 1,144
       945,000   7.25%, due 8/15/04 ................................... 1,063
       230,000   6.50%, due 8/15/05 ..................................... 253
     1,155,000   5.625%, due 5/15/08 .................................. 1,232
       425,000   4.75%, due 11/15/08 .................................... 428
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 4,120
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ASSET BACKED SECURITIES - 6.0%
COLLATERIZED MORTGAGE OBLIGATION (CMO) - 5.4%
      $189,900   DLJ MTG 1998-CF1 A1A
                 6.14%, due10/15/06 .................................. $  193
       250,000   FHLMC REMIC 1579
                 6.55%, due 6/15/22 ..................................... 252
       200,000   FHLMC REMIC 1688
                 6.00%, due 10/15/07 .................................... 202
        75,000   FNMA 1997-M5 C
                 6.74%, due 8/25/07 ...................................... 79
       125,000   FNMA G93-33J
                 6.75%, due 6/25/22 ..................................... 128
       100,000   FNMA REMIC 1993-23
                 6.70%, due 7/25/19 ..................................... 101
       125,000   FNMA REMIC 1993-44PH
                 6.75%, due 5/25/19 ..................................... 127
       100,000   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 102

CONSUMER (FINANCE) - 0.6%
        70,486   AFG Receivables Trust
                 6.20%, due 2/15/03 ...................................... 71
        75,000   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 76
                                                                        -----
TOTAL ASSET BACKED SECURITIES ......................................... 1,331
                                                                        -----

TEMPORARY INVESTMENTS - 1.3%

INVESTMENT COMPANIES:
       290,691   SSgA Prime Money Market Portfolio ...................... 291
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 291
                                                                        -----
TOTAL INVESTMENTS - 100.9% ........................................... 22,277
Liabilities, less Other Assets ........................................ (191)
                                                                        -----
NET ASSETS .......................................................... $22,086
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.
# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an accredited investor or a qualified institutional buyer. The total cost of this security is $139,731 and total value is .65% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO SMALL COMPANY STOCK FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Small Company Fund had a disappointing fourth quarter and year, which I attribute, not to stock selection, but to "attributes"--our smaller market capitalization and the value orientation of the Fund.
   For the fourth quarter 1998, the Fund returned 3.62% while the average small company fund gained 19.12% according to Lipper, Inc. For the year, the Fund was down 21.57%, versus the peer group average of -0.33%.
   The Russell 2000 Index returned -3.45% for the year and 16.05% for the quarter. Our underperformance for the year and our lag during the fourth quarter recovery, is not due to problems with any particular stock. It was due to the type of stocks I favored--smaller and cheaper than those held by my peers.
                             [PHOTO OF GREG EISEN]

   While the Fund held strong companies during the quarter, their stocks were largely ignored

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
1 Year                -21.57%
Since Inception*        6.74%

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                  SMALL COMPANY     RUSSELL 2000
                     FUND              INDEX
01/31/96            10,000            10,000
02/28/96            10,150            10,312
03/31/96            10,490            10,522
04/30/96            11,550            11,084
05/31/96            12,350            11,521
06/30/96            12,030            11,048
07/31/96            11,220            10,083
08/31/96            11,910            10,668
09/30/96            12,183            11,085
10/31/96            12,162            10,914
11/30/96            12,024            11,364
12/31/96            12,501            11,662
01/30/97            12,606            11,895
02/28/97            12,342            11,606
03/31/97            11,918            11,058
04/30/97            11,675            11,089
05/31/97            12,786            12,324
06/30/97            13,464            12,852
07/31/97            14,385            13,452
08/31/97            14,670            13,756
09/30/97            16,121            14,760
10/30/97            15,538            14,103
11/30/97            15,443            14,007
12/31/97            15,423            14,259
01/31/98            15,325            14,042
02/28/98            16,886            15,095
03/31/98            18,458            15,729
04/30/98            19,119            15,815
05/31/98            18,078            14,967
06/30/98            17,677            15,010
07/31/98            15,640            13,784
08/31/98            11,120            11,112
09/30/98            11,673            11,972
10/31/98            11,413            12,463
11/30/98            11,586            13,121
12/31/98            12,096            13,940

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical Investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE SMALL COMPANY STOCK FUND MANAGER

and or beaten without justification. Tiny, cheap Styling Technology was one such company. It declined 50% in the fourth quarter in a rapidly recovering market. Styling's business is healthy and it remains the only consolidator in the salon products industry. At quarter end, the stock was trading at a price to earnings ratio of only 5.7 times its 1999 consensus earnings estimate.
   Regarding market capitalization, a study of the Russell 2000 Index released by the Frank Russell Company examined price performance by market cap decile. Returns consistently worsened as stocks got smaller, from the largest 10% to the smallest 10% of the Index. The Fund's average market cap is well below the average market cap of the Russell 2000 Index, and thus the Fund's holdings suffered for their size.
   The smallest companies are out of favor because of their perceived illiquidity. Investors are currently paying a premium for size and trading ease as is evidenced by the outperformance of larger stocks, not just within the Russell 2000, but between the Russell 2000 and the S&P 500.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Litchfield Financial Corp.  ........................................ 5.4%
  (Financial Services)
Equitrac Corp.  ..................................................... 5.1
  (Computer System Solutions)
Hooper Holmes, Inc.  ................................................ 4.3
  (Medical Insurance Underwriter)
Vallen Corp.  ....................................................... 4.2
  (Safety Products)
Emmis Communication Corp. (Class A) ................................. 4.0
  (Radio Stations)
Landauer, Inc.  ..................................................... 3.8
  (Radiation Monitoring Services)
Ingles Markets, Inc.  ............................................... 3.4
  (Supermarket Chain)
MICROS Systems, Inc.  ............................................... 3.3
  (Specialty Software Company)
Zindart Limited (ADR) ............................................... 3.2
  (Manufacturer)
Craig Corp. (Class A) ............................................... 3.2
  (Movie Theaters)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Motocar Parts & Accessories, Inc.  .................................. $1,282
Landauer, Inc.  ...................................................... 1,169
Timberline Software Corp.  ........................................... 1,126
Hooper Holmes, Inc.  ................................................. 1,073
Emmis Communication Corp. (Class A) .................................. 1,073


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Mylan Laboratories, Inc.  .......................................... $2,102
*Ovid Technologies, Inc.  ............................................ 1,989
*Seattle FilmWorks, Inc.  ............................................ 1,107
*Chart Industries, Inc.  ............................................. 1,056
*SPSS, Inc.  ........................................................... 984

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Financial (Diversified) ................................................ 11%
Health Care (Medical Products & Supplies) ............................... 10
Computers (Hardware) .................................................... 10
Manufacturing (Diversified) .............................................. 9
Computers (Software) ..................................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

(The Russell 2000 returned -3.45% for the year. The S&P 500 gained 28.58%.) Unfortunately, the smallest companies are still suffering on lingering liquidity fears and the perception that they are more vulnerable in slow growth environments.
   Adding insult to the injury of being smaller, the average valuation of the stocks we held was lower than the index and 1998 was a year in which value stocks sadly underperformed. (The Russell 2000 Growth Index returned 1.23%, while the Russell 2000 Value index fell 6.45%.)
   At year end, the portfolio's price earnings ratio on forward earnings estimates was 11 times, as compared to the S&P Small Cap 600 index at 17.6 times and the S&P 500 at 25 times.
   The Fund's PEG ratio (price/ earnings to the companies' forward growth rate) is 0.50 times. This compares to 0.90 times for the S&P Small Cap 600 and over
5.00 times for the S&P 500.
   Given the difficult environment for small cap value, I eliminated positions in stocks I had less confidence in. This trimmed the number of names owned to 32 and increased the weightings of those positions, although none are egregiously large. Nine of the top ten holdings earned a positive return in the latest quarter.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
(1) Small-Cap:
    (a) Large (over $750 million)           0%
    (b) Medium ($250 - $750 million)       28%
    (c) Small (under $250 million)         60%
(2) Cash and Other                         12%

   I held onto companies I believe in and think are bargain values. I remain confident the value I see will ultimately be perceived by other investors and reflected in a higher net asset value for the Fund. I will continually evaluate our holdings and won't sell our small cap value stocks unless I believe the reasons to own them are no longer valid. What I will do is gradually increase the market capitalization of the portfolio by adding names at the larger end of our range.

Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 84.8%

AEROSPACE/DEFENSE - 3.2%
       194,950   *International Aircraft Investors ................... $1,194

BANKS (REGIONAL) - 2.6%
        40,300   Cowlitz Bancorp ........................................ 317
        49,559   *Hanmi Bank (Los Angeles, CA) .......................... 657

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.0%
        34,600   *Emmis Communications Corp. (Class A) ................ 1,501

COMMUNICATIONS EQUIPMENT - 3.1%
        53,950   *World Access, Inc.  ................................. 1,153

COMPUTERS (HARDWARE) - 9.9%
        99,600   *Equitrac Corp.  ..................................... 1,892
        37,600   *MICROS Systems, Inc.  ............................... 1,236
        42,600   *Optimal Robotics Corp.  ............................... 596

COMPUTERS (SOFTWARE & SERVICES) - 5.4%
        65,850   *Platinum Software Corp.  .............................. 844
        85,000   Timberline Software Corp.  ........................... 1,169

ENTERTAINMENT - 0.2%
         9,400   Craig Corp.  ............................................ 76

FINANCIAL (DIVERSIFIED) - 10.5%
        51,000   *Hawthorne Financial Corp.  ............................ 816
       106,675   *Litchfield Financial Corp.  ......................... 2,027
        90,400   *Ragen Mackenzie Group, Inc.  ........................ 1,079

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 10.3%
        55,000   Hooper Holmes, Inc.  ................................. 1,595
       500,000   *InnerDyne, Inc.  ...................................... 688
        77,800   *Vallen Corp.  ....................................... 1,556

HEALTH CARE (SPECIALIZED SERVICES) - 1.6%
       245,000   *Pentegra Dental Group, Inc.  .......................... 612

INSURANCE (PROPERTY-CASUALTY) - 2.5%
        95,900   *American Safety Insurance Group, Ltd.  ................ 923

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 9.1%
        96,500   *Lancer Corp.  ..................................... $ 1,061
        98,000   *Motorcar Parts & Accessories, Inc.  ................. 1,121
       168,600   *Zindart Limited (ADR) ............................... 1,212

PERSONAL CARE - 4.3%
        83,000   *French Fragrances, Inc.  .............................. 602
       107,100   *Styling Technology Corp.  ............................. 991

RETAIL (FOOD CHAINS) - 3.4%
       115,000   Ingles Markets, Inc.  ................................ 1,258

RETAIL (SPECIALTY) - 1.6%
        35,900   *Cole National Corp.
                 (Class A) .............................................. 615

RETAIL (SPECIALTY-APPAREL) - 3.5%
        40,700   *Stage Stores, Inc.  ................................... 382
        31,000   *Wet Seal, Inc. (Class A) .............................. 936

SERVICES (COMMERCIAL & CONSUMER) - 4.6%
       119,515   *Monro Muffler Brake, Inc.  ............................ 866
        38,900   *StaffMark, Inc.  ...................................... 870

TEXTILES (HOME FURNISHINGS) - 1.2%
       265,400   *Krause's Furniture, Inc.  ............................. 448

WASTE MANAGEMENT - 3.8%
        44,000   Landauer, Inc.  ...................................... 1,424
                                                                        -----
TOTAL COMMON STOCKS .................................................. 31,717
                                                                        -----

PREFERRED STOCK - 3.2%

ENTERTAINMENT - 3.2%
       152,500   *Craig Corp. (Class A) ............................... 1,201
                                                                        -----
TOTAL PREFERRED STOCK ................................................. 1,201
                                                                        -----
TOTAL INVESTMENTS - 88.0% ............................................ 32,918
Other Assets, less Liabilities ........................................ 4,498
                                                                        -----
NET ASSETS .......................................................... $37,416
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   During the fourth quarter, the U.S. Value Fund returned 16.27%, virtually matching the Russell 1000 Value Index's return of 16.60%, but underperforming the S&P 500's 21.28%. Returning 12.61% for the year, the Fund underperformed the 15.61%, Lipper, Inc.'s average for growth & income funds, and the S&P 500's 28.58%.
   The Fund lagged because low-priced stocks lagged high-priced ones, and as value managers, we select from stocks that we have identified as undervalued. Unfortunately, in the last several years, stocks with the lowest valuations have had the worst performances. [PHOTO OF REX BENTLEY]

   For example, in 1998 the difference in the returns of large capitalization growth stocks and large capitalization value stocks was over 23%: The Russell 1000 Value Index returned 13.21% for 1998, while the Russell 1000 Growth Index delivered 37.41%. This is by far the largest divergence between the two indices in their 20-year history. The next largest spread was 16.6% in 1991, and the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - NO-LOAD CLASS

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998
1 Year                         12.61%
Since Inception*               18.29%

* Graph and average annual return comparison begins April 30, 1997, inception date of the fund.

                  U.S. VALUE          S&P 500
                     FUND              INDEX
04/30/97            10,000            10,000
05/31/97            10,670            10,608
06/30/97            11,053            11,083
07/31/97            11,915            11,965
08/31/97            11,283            11,295
09/30/97            11,669            11,914
10/30/97            11,307            11,516
11/30/97            11,599            12,049
12/31/97            11,749            12,256
01/31/98            11,760            12,391
02/28/98            12,621            13,284
03/31/98            13,095            13,964
04/30/98            12,905            14,104
05/31/98            12,631            13,862
06/30/98            12,615            14,425
07/31/98            12,151            14,272
08/31/98            10,662            12,211
09/30/98            11,380            12,993
10/31/98            12,374            14,049
11/30/98            12,999            14,900
12/31/98            13,231            15,758

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    REPORT FROM THE U.S. VALUE FUND MANAGERS

average annual spread between the Russell 1000 Growth Index and the Russell 1000 Value Index, over 20 years, is 8.7%.
   The following table further illustrates the divergence of cheap and expensive stocks. It shows returns for the S&P 500 broken out by price earnings ratios (P/E); the most-often used valuation for stocks:

               S&P RETURNS BY P/E
PRICE/EARNINGS        4TH QUARTER       1998
RATIO                    RETURN        RETURN
Highest quintile            33.8%          46.6%
Second quintile             25.2%          29.2%
Third quintile              20.1%           7.6%
Fourth quintile             14.4%          (0.1%)
Fifth quintile              13.4%         (17.1%)

                         [PHOTO OF LYNETTE D. SAGVOLD]

   The Value Fund's underformance versus the value indices was primarily due to our relative underweighting in financial services and consumer cyclicals. We have increased the Fund's weighting in financials over the past few quarters, as valuations became more attractive. We remain underweighted in financial services relative to the value indices and overweighted relative to the S&P 500.
   Our strategy in managing the Fund and our belief in value-style investing remains unchanged. We will continue to buy stocks with

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Mobil Corp.  ....................................................... 3.4%
  (Oil/Gas Exploration & Production)
GTE Corp.  .......................................................... 3.2
  (Telecommunications)
Merck & Co., Inc.  .................................................. 3.1
  (Health Care Products)
Kimberly-Clark Corp.  ............................................... 3.1
  (Manufacturing & Marketing Personal Care Products)
Hewlett-Packard Co.  ................................................ 2.8
  (Computers)
Chase Manhattan Corp.  .............................................. 2.6
  (Bank)
Atlantic Richfield Co.  ............................................. 2.5
  (Oil/Gas Exploration & Production)
Bell Atlantic Corp.  ................................................ 2.5
  (Telecommunications)
Century Telephone Enterprises, Inc.  ................................ 2.5
  (Telecommunications)
Johnson & Johnson ................................................... 2.5
  (Health Care Products)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Conseco, Inc.  ........................................................ $275
Compaq Computer Corp.  ................................................. 246
Rubbermaid, Inc.  ...................................................... 224
Washington Mutual, Inc.  ............................................... 221
Wendy's International, Inc.  ........................................... 219


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Anheuser-Busch Co., Inc.  ............................................ $287
*Boeing Co.  ........................................................... 271
*NationsBank Corp.  .................................................... 216
 Avon Products, Inc.  .................................................. 194
*Burlington Northern Santa Fe Corp.  ................................... 185

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Telephone ............................................................... 8%
Manufacturing (Diversified) .............................................. 8
Oil (Domestic Integrated) ................................................ 6
Computers (Hardware) ..................................................... 5
Health Care (Diversified) ................................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

discount value characteristics that have attractive earnings prospects.
   At year-end, the portfolio had a PE based on 1999 projected earnings of 18.2 compared to the S&P's PE of 25.9. The projected earnings growth rate for the stocks in our portfolio is higher than the projected growth rate for the S&P
500. This strategy has provided superior returns at lower risk levels over time and we are confident it will again.
   During the quarter we sold our position in Anheuser-Busch and replaced it with PepsiCo, which we felt had a more compelling valuation based on near-term restructuring opportunities and long-term earnings prospects. As year-end approached, we sold Boeing to offset some portfolio gains and sold Sequent Computer and Unisource due to weak near-term fundamentals.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS AS A PERCENT OF NET ASSETS
(1) Large ($4 Bil. and above)              86%
(2) Medium ($1 Bil. - $4 Bil.)             15%
(3) Small (Less than $1 Bil.)               0%
(4) Cash & Other                           -1%

   Our outlook for 1999 is mixed. While the U.S. economy continues to do well, it is likely that corporate earnings growth will slow. This reduced earnings growth, combined with current high valuations, will probably result in a lower stock market return than we have recently experienced. We anticipate that a slowing economy will cause investors to re-evaluate the extreme valuations in some market sectors. Value oriented equities should once again provide attractive relative returns.

Rex Bentley

Lynette D. Sagvold
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 100.5%

AEROSPACE/DEFENSE - 1.1%
         1,400   Lockheed Martin Corp.  ................................ $119

BANKS (MAJOR REGIONAL) - 2.2%
         7,400   Keycorp ................................................ 237

BANKS (MONEY CENTER) - 2.6%
         4,100   Chase Manhattan Corp.  ................................. 279

BANKS (REGIONAL) - 2.0%
         4,340   Banc One Corp.  ........................................ 222

BEVERAGES (NON-ALCOHOLIC) - 1.9%
         5,000   PepsiCo, Inc.  ......................................... 205

BUILDING MATERIALS - 1.3%
         2,400   Armstrong World Industries, Inc.  ...................... 145

CHEMICALS - 2.5%
         2,000   Du Pont (E.I.) de Nemours & Co.  ....................... 106
         4,800   Praxair, Inc.  ......................................... 169

COMMUNICATIONS EQUIPMENT - 2.1%
         3,700   Motorola, Inc.  ........................................ 226

COMPUTERS (HARDWARE) - 4.9%
         5,300   Compaq Computer Corp.  ................................. 222
         4,500   Hewlett-Packard Co.  ................................... 307

COMPUTERS (PERIPHERALS) - 1.9%
         9,600   *Quantum Corp.  ........................................ 204

ELECTRIC COMPANIES - 3.7%
         7,200   NIPSCO Industries, Inc.  ............................... 219
         3,700   New Century Energies, Inc.  ............................ 180

ELECTRICAL EQUIPMENT - 1.4%
         2,966   AMP, Inc.  ............................................. 154

ELECTRONICS (SEMICONDUCTORS) - 2.0%
         1,800   Intel Corp.  ........................................... 213

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 4.2%
         3,000   American General Corp.  ............................... $234
         3,000   Federal National Mortgage Association .................. 222

FOODS - 3.7%
         6,900   ConAgra, Inc.  ......................................... 217
         4,400   Dean Foods Co.  ........................................ 180

HEALTH CARE (DIVERSIFIED) - 4.5%
         3,800   American Home Products Corp.  .......................... 214
         3,200   Johnson & Johnson ...................................... 268

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.1%
         2,300   Merck & Co., Inc.  ..................................... 340

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.2%
         4,300   Beckman Coulter, Inc.  ................................. 233

HOUSEHOLD FURNITURE & APPLIANCES - 1.3%
         4,600   Rubbermaid, Inc.  ...................................... 145

HOUSEHOLD PRODUCTS (NON-DURABLES) - 3.1%
         6,200   Kimberly-Clark Corp.  .................................. 338

INSURANCE (LIFE-HEALTH) - 1.8%
         6,300   Conseco, Inc.  ......................................... 193

INSURANCE (MULTI-LINE) - 2.0%
         4,000   Hartford Financial Services Group, Inc.  ............... 220

MANUFACTURING (DIVERSIFIED) - 7.8%
         3,500   AlliedSignal, Inc.  .................................... 155
         5,800   Corning, Inc.  ......................................... 261
         7,950   Crane Co.  ............................................. 240
         2,700   Minnesota Mining & Manufacturing Co.  .................. 192

OIL (DOMESTIC INTEGRATED) - 5.9%
         4,200   Atlantic Richfield Co.  ................................ 274
         4,200   Mobil Corp.  ........................................... 366

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (INTERNATIONAL INTEGRATED) - 2.3%
         4,800   Texaco, Inc.  ......................................... $254

OIL & GAS (DRILLING & EQUIPMENT) - 1.1%
         4,200   Halliburton Co.  ....................................... 124

PAPER & FOREST PRODUCTS - 1.7%
         4,000   International Paper Co.  ............................... 179

PERSONAL CARE - 1.5%
         3,700   Avon Products, Inc.  ................................... 164

PUBLISHING (NEWSPAPERS) - 2.4%
         7,500   New York Times Co.
                 (Class A) .............................................. 260

REAL ESTATE INVESTMENT TRUST - 2.5%
         2,500   Equity Residential Properties Trust .................... 101
         2,900   First Industrial Realty Trust, Inc.  .................... 78
         4,300   Liberty Property Trust ................................. 106

RESTAURANTS - 2.1%
        10,200   Wendy's International, Inc.  ........................... 222

RETAIL (DEPARTMENT STORES) - 3.1%
         4,100   J.C. Penney Co., Inc.  ................................. 192
         2,300   May Department Stores Co.  ............................. 139

RETAIL (FOOD CHAINS) - 2.0%
         6,000   American Stores Co.  ................................... 222
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SAVINGS & LOANS - 2.3%
         6,400   Washington Mutual, Inc.  ............................ $  244

SERVICES (DATA PROCESSING) - 1.0%
         1,400   Automatic Data Processing, Inc.  ....................... 112

TELEPHONE - 8.2%
         4,800   Bell Atlantic Corp.  ................................... 273
         4,000   Century Telephone Enterprises, Inc.  ................... 270
         5,100   GTE Corp.  ............................................. 344

TOBACCO - 1.1%
         2,300   Philip Morris Cos., Inc.  .............................. 124
                                                                        -----
TOTAL COMMON STOCKS .................................................. 10,907
                                                                        -----

TEMPORARY INVESTMENTS - 2.1%

INVESTMENT COMPANIES:
      $232,310   SSgA Prime Money Market Portfolio ...................... 232
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 232
                                                                        -----
TOTAL INVESTMENTS - 102.6% ........................................... 11,139
Liabilities, less Other Assets ........................................ (287)
                                                                        -----
NET ASSETS .......................................................... $10,852
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1998

                                              SAFECO        SAFECO        SAFECO
(In Thousands, Except Per-Share               GROWTH        EQUITY        INCOME
Amounts)                                        FUND          FUND          FUND
--------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $ 1,471,884   $ 1,454,198   $   307,148
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                $   985,165   $ 2,078,977   $   399,614
     Affiliated Issuers                      478,135            --            --
                                         -----------   -----------   -----------
       Total Investments at Value          1,463,300     2,078,977       399,614

   Cash                                           --             1            --
   Receivables
     Investment Securities Sold                7,465            --           278
     Trust Shares Sold                         6,695        29,684         6,536
     Dividends and Interest                      691         2,097         1,444
   Deferred Organization Expense                  --            --            --
                                         -----------   -----------   -----------
       Total Assets                        1,478,151     2,110,759       407,872

LIABILITIES
   Payables
     Investment Securities Purchased              --         9,066            --
     Trust Shares Redeemed                     7,480         3,477         1,550
     Notes Payable to Affiliate               24,955            --            --
     Dividends                                 1,201         4,371         2,471
     Investment Advisory Fees                    672           927           238
     Organization Expense                         --            --            --
     Forward Currency Contracts Open,
       Net                                        --            --            --
     Other                                       337           455            85
                                         -----------   -----------   -----------
       Total Liabilities                      34,645        18,296         4,344
                                         -----------   -----------   -----------
NET ASSETS                               $ 1,443,506   $ 2,092,463   $   403,528
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                          $ 1,394,225   $ 2,024,877   $   399,279
     Trust Shares Outstanding                 61,427        87,101        17,014
                                         -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     22.70   $     23.25   $     23.47
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS A:
     Net Assets                          $    33,712   $    50,354   $     2,073
     Trust Shares Outstanding                  1,488         2,164            88
                                         -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     22.66   $     23.27   $     23.55
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $     23.73   $     24.37   $     24.66
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS B:
     Net Assets                          $    15,569   $    17,232   $     2,176
     Trust Shares Outstanding                    701           744            92
                                         -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     22.21   $     23.15   $     23.57
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO        SAFECO            SAFECO            SAFECO        SAFECO
                                           NORTHWEST   INTERNATIONAL        BALANCED     SMALL COMPANY    U.S. VALUE
                                                FUND          FUND              FUND              FUND          FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $    47,257   $    14,431       $    20,337       $    38,166   $     9,880
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                $    68,102   $    19,099       $    22,277       $    32,918   $    11,139
     Affiliated Issuers                           --            --                --                --            --
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Investments at Value             68,102        19,099            22,277            32,918        11,139

   Cash                                           --         1,186                --                --            --
   Receivables
     Investment Securities Sold                  912            --                --                69            --
     Trust Shares Sold                            90         3,554                16             5,915             6
     Dividends and Interest                       35            27               140                16            18
   Deferred Organization Expense                  --             8                 8                 8            13
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Assets                           69,139        23,874            22,441            38,926        11,176

LIABILITIES
   Payables
     Investment Securities Purchased              --            --                --               384            --
     Trust Shares Redeemed                       116           219                 1               784            11
     Notes Payable to Affiliate                   --            --                --                --            --
     Dividends                                   112            --               324                --           291
     Investment Advisory Fees                     46            20                15                26             8
     Organization Expense                         --             8                 8                 8            13
     Forward Currency Contracts Open,
       Net                                        --            79                --                --            --
     Other                                       460            31                 7               308             1
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Liabilities                         734           357               355             1,510           324
                                         -----------   -----------   ---------------   ---------------   -----------
NET ASSETS                               $    68,405   $    23,517       $    22,086       $    37,416   $    10,852
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                          $    63,594   $    22,111       $    19,137       $    35,162   $    10,014
     Trust Shares Outstanding                  3,587         1,682             1,566             3,150           838
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     17.73   $     13.14       $     12.22       $     11.16   $     11.95
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS A:
     Net Assets                          $     2,208   $       629       $       893       $     1,220   $       210
     Trust Shares Outstanding                    126            48                73               110            17
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     17.56   $     13.13       $     12.23       $     11.09   $     11.93
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $     18.39   $     13.75       $     12.81       $     11.61   $     12.49
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS B:
     Net Assets                          $     2,603   $       777       $     2,056       $     1,034   $       628
     Trust Shares Outstanding                    150            60               168                96            53
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     17.31   $     12.99       $     12.24       $     10.88   $     11.91
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1998

                                             SAFECO       SAFECO       SAFECO
                                             GROWTH       EQUITY       INCOME
(In Thousands)                                 FUND         FUND         FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $32 in the
     International Fund)                 $    6,085   $   27,732   $   11,492
   Interest                                   3,214        2,978        3,098
                                         ----------   ----------   ----------

     Total Investment Income                  9,299       30,710       14,590

EXPENSES
   Investment Advisory                        6,818        8,913        2,747
   Transfer Agent                             2,802        3,543          693
   Shareholder Service - Class A                 45           97            4
                   - Class B                     21           25            4
   Distribution       - Class B                  64           74           11
   Legal and Auditing                            18           30           20
   Custodian                                     77           87           26
   Reports to Shareholders                      133          295           56
   Trustees                                       8           13            7
   Amortization of Organization
     Expenses                                    --           --           --
   Other                                        231          187           45
                                         ----------   ----------   ----------
     Total Expenses Before
       Reimbursement                         10,217       13,264        3,613
   Expense Reimbursement                         --           --           --
                                         ----------   ----------   ----------
     Total Expenses After Reimbursement      10,217       13,264        3,613
                                         ----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)                   (918)      17,446       10,977

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                               45,499       79,369       20,424
     Investments in Affiliated Issuers         (718)          --           --
     Foreign Currency Transactions               --           --           --
                                         ----------   ----------   ----------
          Total Net Realized Gain
            (Loss)                           44,781       79,369       20,424
   Net Change in Unrealized
     Appreciation (Depreciation)            (92,841)     295,679      (10,865)
                                         ----------   ----------   ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY                         (48,060)     375,048        9,559
                                         ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $  (48,978)  $  392,494   $   20,536
                                         ----------   ----------   ----------
                                         ----------   ----------   ----------
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             SAFECO          SAFECO           SAFECO           SAFECO       SAFECO
                                          NORTHWEST   INTERNATIONAL         BALANCED    SMALL COMPANY   U.S. VALUE
                                               FUND            FUND             FUND             FUND         FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $32 in the
     International Fund)                 $      366      $      289       $      247       $      142   $      219
   Interest                                      63              23              497              189           13
                                         ----------   -------------   --------------   --------------   ----------

     Total Investment Income                    429             312              744              331          232

EXPENSES
   Investment Advisory                          519             197              144              360           78
   Transfer Agent                               194              52               44              122           20
   Shareholder Service - Class A                  5               1                1                2           --
                   - Class B                      5               2                3                2            1
   Distribution       - Class B                  16               4                8                6            3
   Legal and Auditing                            15              15               15               15           10
   Custodian                                      7              39                5                9            3
   Reports to Shareholders                       22               6                5               11            4
   Trustees                                       5               5                5                5            5
   Amortization of Organization
     Expenses                                    --               4                4                4            4
   Other                                         14               3                5               15            2
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses Before
       Reimbursement                            802             328              239              551          130
   Expense Reimbursement                         --             (30)              --               --           --
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses After Reimbursement         802             298              239              551          130
                                         ----------   -------------   --------------   --------------   ----------

NET INVESTMENT INCOME (LOSS)                   (373)             14              505             (220)         102

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                                1,091            (766)             890           (4,172)         464
     Investments in Affiliated Issuers           --              --               --               --           --
     Foreign Currency Transactions               --            (144)              --               --           --
                                         ----------   -------------   --------------   --------------   ----------
          Total Net Realized Gain
            (Loss)                            1,091            (910)             890           (4,172)         464
   Net Change in Unrealized
     Appreciation (Depreciation)              1,410           3,209              679           (9,513)         598
                                         ----------   -------------   --------------   --------------   ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY                           2,501           2,299            1,569          (13,685)       1,062
                                         ----------   -------------   --------------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $    2,128      $    2,313       $    2,074       $  (13,905)  $    1,164
                                         ----------   -------------   --------------   --------------   ----------
                                         ----------   -------------   --------------   --------------   ----------
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       SAFECO GROWTH FUND
                                           ------------------------------

                                                   YEAR ENDED DECEMBER 31
                                           ------------------------------
(In Thousands)                                     1998              1997
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $       (918)     $       (568)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                       44,781            75,558
   Net Change in Unrealized
     Appreciation (Depreciation)                (92,841)           45,096
                                           ------------   ---------------
   Net Change in Net Assets
     Resulting from Operations                  (48,978)          120,086
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class             --                --
                         - Class A                   --                --
                         - Class B                   --                --
   Net Realized Gain on Investments
                         - No Load Class        (43,556)          (74,345)
                         - Class A               (1,055)             (487)
                         - Class B                 (497)             (167)
                                           ------------   ---------------
     Total                                      (45,108)          (74,999)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                846,267           397,579
   Class A                                       32,104             4,018
   Class B                                       15,181             1,293
                                           ------------   ---------------
     Total                                      893,552           402,890
                                           ------------   ---------------
TOTAL CHANGE IN NET ASSETS                      799,466           447,977
NET ASSETS AT BEGINNING OF PERIOD               644,040           196,063
                                           ------------   ---------------
NET ASSETS AT END OF PERIOD                $  1,443,506      $    644,040
                                           ------------   ---------------
                                           ------------   ---------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                                    SAFECO EQUITY FUND            SAFECO INCOME FUND         SAFECO NORTHWEST FUND
                                           ---------------------------   ---------------------------   ---------------------------

                                                YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                           ---------------------------   ---------------------------   ---------------------------
                                                   1998           1997           1998           1997           1998           1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $     17,446   $     15,563   $     10,977   $      9,889   $       (373)  $       (113)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                       79,369         61,477         20,424         32,768          1,091          6,678
   Net Change in Unrealized
     Appreciation (Depreciation)                295,679        176,522        (10,865)        39,169          1,410          7,326
                                           ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                  392,494        253,562         20,536         81,826          2,128         13,891
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class        (17,149)       (15,501)       (10,921)        (9,866)            --             --
                         - Class A                 (343)           (35)           (33)           (10)            --             --
                         - Class B                   --             (2)           (22)            (7)            --             --
   Net Realized Gain on Investments
                         - No Load Class        (76,799)       (61,064)       (20,354)       (32,644)          (658)        (4,031)
                         - Class A               (1,908)          (295)          (105)           (57)           (23)           (84)
                         - Class B                 (656)          (139)          (110)           (65)           (28)           (76)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                      (96,855)       (77,036)       (31,545)       (42,649)          (709)        (4,191)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                246,560        464,573          8,124         72,866         (2,513)        11,654
   Class A                                       37,060          3,709          1,405            524            831            926
   Class B                                       12,194          3,122          1,483            685          1,475            967
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                      295,814        471,404         11,012         74,075           (207)        13,547
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                      591,453        647,930              3        113,252          1,212         23,247
NET ASSETS AT BEGINNING OF PERIOD             1,501,010        853,080        403,525        290,273         67,193         43,946
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $  2,092,463   $  1,501,010   $    403,528   $    403,525   $     68,405   $     67,193
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                SAFECO INTERNATIONAL FUND
                                           ------------------------------

                                                   YEAR ENDED DECEMBER 31
                                           ------------------------------
(In Thousands)                                        1998           1997
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)               $         14   $         78
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                            (910)           258
   Net Change in Unrealized
     Appreciation (Depreciation)                     3,209            213
                                           ---------------   ------------
   Net Change in Net Assets
     Resulting from Operations                       2,313            549
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class                --           (364)
                         - Class A                      --             (5)
                         - Class B                      --             (4)
   Net Realized Gain on Investments
                         - No Load Class                --            (19)
                         - Class A                      --             --
                         - Class B                      --             (1)
                                           ---------------   ------------
     Total                                              --           (393)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                     5,155          3,437
   Class A                                             273            142
   Class B                                             396            222
                                           ---------------   ------------
     Total                                           5,824          3,801
                                           ---------------   ------------
TOTAL CHANGE IN NET ASSETS                           8,137          3,957
NET ASSETS AT BEGINNING OF PERIOD                   15,380         11,423
                                           ---------------   ------------
NET ASSETS AT END OF PERIOD                   $     23,517   $     15,380
                                           ---------------   ------------
                                           ---------------   ------------
-------------------------------------------------------------------------

  *  April 30, 1997 (Commencement of Operations) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                                  SAFECO BALANCED FUND     SAFECO SMALL COMPANY FUND        SAFECO U.S. VALUE FUND
                                           ---------------------------   ---------------------------   ---------------------------

                                                                                                         YEAR ENDED   PERIOD ENDED
                                                YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        DEC. 31        DEC. 31
                                           ---------------------------   ---------------------------   ------------   ------------
                                                   1998           1997           1998           1997           1998          1997*
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $        505   $        328   $       (220)  $        (75)  $        102   $         71
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          890            637         (4,172)           909            464            386
   Net Change in Unrealized
     Appreciation (Depreciation)                    679            760         (9,513)         2,742            598            660
                                           ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                    2,074          1,725        (13,905)         3,576          1,164          1,117
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           (476)          (322)            --             --           (102)           (70)
                         - Class A                  (12)            (4)            --             --             (1)            (1)
                         - Class B                  (16)            (3)            --             --             --             --
   Net Realized Gain on Investments
                         - No Load Class           (771)          (613)            --           (540)          (428)          (372)
                         - Class A                  (36)            (9)            --             (7)            (9)            (5)
                         - Class B                  (83)           (15)            --             (9)           (27)            (9)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                       (1,394)          (966)            --           (556)          (567)          (457)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  4,868          4,661         25,617          6,538            377          8,423
   Class A                                          660             86          1,449            100             69            122
   Class B                                        1,675            210            930            260            392            212
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                        7,203          4,957         27,996          6,898            838          8,757
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                        7,883          5,716         14,091          9,918          1,435          9,417
NET ASSETS AT BEGINNING OF PERIOD                14,203          8,487         23,325         13,407          9,417             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $     22,086   $     14,203   $     37,416   $     23,325   $     10,852   $      9,417
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

  *  April 30, 1997 (Commencement of Operations) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund (together "the Funds").
   Effective September 30, 1996, the Trust began issuing two new classes of shares--Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing the new Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   SECURITY VALUATION. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

good faith by the board of trustees. Temporary investments purchased at par are valued at cost. All other temporary investments are valued at amortized cost. Investments in other Mutual Funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts. Undistributed/ overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
   Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions during the year ended December 31, 1998:

(In Thousands)                               PURCHASES*      SALES**
--------------------------------------------------------------------
Growth Fund                                  $1,555,448     $675,787
Equity Fund                                     718,354      565,043
Income Fund                                     191,067      209,246
Northwest Fund                                   34,006       34,851
International Fund                                5,351        4,035
Balanced Fund                                    20,338       13,781
Small Company Fund                               57,692       34,100
U.S. Value Fund                                   5,957        5,542
--------------------------------------------------------------------

 * Excludes short-term securities. Purchases in the Balanced Fund include $6,131 of U.S. Government Securities.

** Excludes short-term securities. Sales in the Balanced Fund include $5,045 of U.S. Government Securities.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in Fund shares and the related amounts (in thousands):

                                                                           SAFECO GROWTH FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                       89,342         28,418          1,454            178            681             51
   Reinvestments                                1,873          3,187             45             17             22              6
   Redemptions                                (58,229)       (14,699)          (193)           (24)           (65)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                  32,986         16,906          1,306            171            638             56
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $  2,179,487   $    639,878   $     35,247   $      4,224   $     16,101   $      1,173
   Reinvestments                               42,509         71,549          1,009            380            486            142
   Redemptions                             (1,375,729)      (313,848)        (4,152)          (586)        (1,406)           (22)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $    846,267   $    397,579   $     32,104   $      4,018   $     15,181   $      1,293
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                           SAFECO EQUITY FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                       29,980         36,295          2,002            296            604            161
   Reinvestments                                3,861          3,711             97             16             28              7
   Redemptions                                (23,017)       (14,913)          (306)          (115)           (70)            (6)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                  10,824         25,093          1,793            197            562            162
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    654,422   $    673,904   $     41,546   $      5,615   $     13,097   $      3,104
   Reinvestments                               88,790         72,099          2,241            317            650            131
   Redemptions                               (496,652)      (281,430)        (6,727)        (2,223)        (1,553)          (113)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $    246,560   $    464,573   $     37,060   $      3,709   $     12,194   $      3,122
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                                           SAFECO INCOME FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        4,553          4,014             66             21             62             26
   Reinvestments                                1,175          1,604              5              2              5              2
   Redemptions                                 (5,541)        (2,516)           (14)            (1)            (8)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     187          3,102             57             22             59             27
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    114,102   $     93,354   $      1,627   $        488   $      1,545   $        646
   Reinvestments                               27,902         38,170            119             47            123             56
   Redemptions                               (133,880)       (58,658)          (341)           (11)          (185)           (17)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      8,124   $     72,866   $      1,405   $        524   $      1,483   $        685
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                          SAFECO NORTHWEST FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          987          1,783             77             54            106             51
   Reinvestments                                   31            192              2              4              1              4
   Redemptions                                 (1,165)        (1,322)           (31)            (6)           (28)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                    (147)           653             48             52             79             54
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     17,313   $     30,815   $      1,349   $        958   $      1,882   $        915
   Reinvestments                                  549          3,321             29             76             27             67
   Redemptions                                (20,375)       (22,482)          (547)          (108)          (434)           (15)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (2,513)  $     11,654   $        831   $        926   $      1,475   $        967
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  TRUST SHARE TRANSACTIONS (Continued)

                                                                        SAFECO INTERNATIONAL FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        2,000            899             28             13             40             20
   Reinvestments                                   --             20             --             --             --             --
   Redemptions                                 (1,600)          (624)            (6)            (2)            (9)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     400            295             22             11             31             19
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     25,289   $     10,559   $        343   $        161   $        511   $        232
   Reinvestments                                   --            224             --             --             --             --
   Redemptions                                (20,134)        (7,346)           (70)           (19)          (115)           (10)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      5,155   $      3,437   $        273   $        142   $        396   $        222
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                          SAFECO BALANCED FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        1,183            530             72              8            148             17
   Reinvestments                                   66             41              3              1              7              1
   Redemptions                                   (860)          (165)           (20)            (2)           (16)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     389            406             55              7            139             18
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     14,335   $      6,089   $        862   $         99   $      1,783   $        199
   Reinvestments                                  798            479             41              5             91             11
   Redemptions                                (10,265)        (1,907)          (243)           (18)          (199)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      4,868   $      4,661   $        660   $         86   $      1,675   $        210
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                                        SAFECO SMALL COMPANY FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        9,098          1,781            108              9             87             18
   Reinvestments                                   --             25             --             --             --              1
   Redemptions                                 (7,540)        (1,329)           (16)            (1)           (20)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                   1,558            477             92              8             67             19
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    137,539   $     24,426   $      1,634   $        101   $      1,156   $        254
   Reinvestments                                   --            355             --             --             --              6
   Redemptions                               (111,922)       (18,243)          (185)            (1)          (226)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     25,617   $      6,538   $      1,449   $        100   $        930   $        260
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                         SAFECO U.S. VALUE FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                           FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                          YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DEC. 31        DEC. 31        DEC. 31        DEC. 31        DEC. 31        DEC. 31
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                 1998          1997*           1998          1997*           1998          1997*
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          225            914              7             13             34             19
   Reinvestments                                   17             14             --             --              2              1
   Redemptions                                   (215)          (118)            (1)            (1)            (3)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                      27            810              6             12             33             20
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      2,687   $      9,623   $         81   $        132   $        410   $        208
   Reinvestments                                  203            157              4             --             21              4
   Redemptions                                 (2,513)        (1,357)           (16)           (10)           (39)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $        377   $      8,423   $         69   $        122   $        392   $        212
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

  *  April 30, 1997 (Commencement of Operations) to December 31, 1997.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  COMPONENTS OF NET ASSETS
   At December 31, 1998, the components of net assets were as follows:

                                                 GROWTH        EQUITY        INCOME     NORTHWEST
(In Thousands)                                     FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                     $    278,153   $   664,276   $   114,367   $    26,698
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                   (286,737)      (39,497)      (21,901)       (5,853)
                                          -------------   -----------   -----------   -----------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                                 (8,584)      624,779        92,466        20,845
OVERDISTRIBUTED NET REALIZED GAINS               (1,267)*          --          (142)*          --
ACCUMULATED NET REALIZED (LOSS) ON
  INVESTMENTS                                        --            --            --            --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                1,453,357     1,467,684       311,204        47,560
                                          -------------   -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 1998            $  1,443,506   $ 2,092,463   $   403,528   $    68,405
                                          -------------   -----------   -----------   -----------
                                          -------------   -----------   -----------   -----------

                                                                              SMALL
                                          INTERNATIONAL      BALANCED       COMPANY    U.S. VALUE
(In Thousands)                                     FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                     $      5,417   $     2,548   $     3,420   $     1,740
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                       (828)         (608)       (8,668)         (481)
                                          -------------   -----------   -----------   -----------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                                  4,589         1,940        (5,248)        1,259
OVERDISTRIBUTED NET REALIZED GAINS                   --            --            --            --
ACCUMULATED NET REALIZED (LOSS) ON
  INVESTMENTS                                      (766)**          --       (4,172)**          --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                   19,694        20,146        46,836         9,593
                                          -------------   -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 1998            $     23,517   $    22,086   $    37,416   $    10,852
                                          -------------   -----------   -----------   -----------
                                          -------------   -----------   -----------   -----------
-------------------------------------------------------------------------------------------------

 * Represents distributions required for tax purposes due to wash sale deferrals.

** At December 31, 1998, these funds had the following amounts of accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal Income Tax purposes, which expire as follows:

                                                       EXPIRATION
                                             AMOUNTS       DATES
----------------------------------------------------------------
International Fund                          $    766        2006
Small Company Fund                             4,172        2006

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS
   WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

GROWTH, EQUITY AND INCOME FUNDS:              NORTHWEST FUND:
  First $100 million         .75%               First $250 million       .75%
  Next $150 million          .65                Next $250 million        .65
  Next $250 million          .55                Next $250 million        .55
  Over $500 million          .45                Over $750 million        .45

BALANCED AND U.S. VALUE FUNDS:                INTERNATIONAL FUND:
  First $250 million         .75%               First $250 million      1.10%
  Next $250 million          .65                Next $250 million       1.00
  Over $500 million          .55                Over $500 million        .90

SMALL COMPANY FUND:
  First $250 million         .85%
  Next $250 million          .75
  Over $500 million          .65

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   TRANSFER AGENT, SHAREHOLDER SERVICE, AND DISTRIBUTION FEES. SAFECO Services Corporation receives transfer agent, shareholder service, and distribution fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.
   AFFILIATE OWNERSHIP. At December 31, 1998, SAFECO Insurance Company of America, owned 450,000 shares (12% of outstanding shares) of the Northwest Fund and SAFECO Asset Management Company owned 688,169 shares (45%) of the International Fund, 519,268 shares (30%) of the Balanced Fund, and 500,000 shares (56%) of the U.S. Value Fund.
   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the International, Balanced, Small Company and U.S. Value Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by SAFECO Asset Management Company and are being reimbursed by the Funds over the same period.
   EXPENSE REIMBURSEMENT. During the year ended December 31, 1998, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the International Fund.
   DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the year ended December 31, 1998:

                                          COMMISSIONS
                                             RETAINED
-----------------------------------------------------
Growth Fund                                  $ 79,202
Equity Fund                                    47,689
Income Fund                                     5,868
Northwest Fund                                  7,300
International Fund                                611
Balanced Fund                                   4,989
Small Company Fund                              2,536
U.S. Value Fund                                   172
-----------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the year ended December 31, 1998.

                                                                                                    MARKET VALUE
(In Thousands)                      SHARES AT                             SHARES AT                OF AFFILIATES
                                    BEGINNING                                END OF                   AT DEC. 31
SECURITY                            OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1998
----------------------------------------------------------------------------------------------------------------
American Buildings Co.                    360          --           --          360           --        $  8,830
American Coin Merchandising, Inc.         465         141         (215)         391           --           2,297
BNC Mortgage, Inc.                         --         484           --          484           --           2,539
Concepts Direct, Inc.                     348         148          (16)         480           --           4,016
Creditrust Corp.                           --         489           --          489           --          12,480
Damark International, Inc.                480         275           --          755           --           6,134
Discreet Logic, Inc.                       --       1,618           --        1,618           --          30,534
Dura Pharmaceuticals, Inc.                 --       2,666         (120)       2,546           --          38,672
Dynamex, Inc.                               5         642           (5)         642           --           2,527
Emmis Communications Corp. (Class
  A)                                       --       1,242           --        1,242           --          53,850
Family Golf Centers, Inc.               1,061       1,737         (286)       2,512           --          49,608
First Commonwealth, Inc.                  327          35          (18)         344           --           4,559
French Fragrances, Inc.                    --         895           --          895           --           6,489
Funco, Inc.                               354          --           --          354           --           6,200
Hall, Kinion & Associates, Inc.            --         899           --          899           --           6,290
Harold's Stores, Inc.                     516          26           --          542           --           3,999
Innotrac Corp.                             --         676           --          676           --          12,252
IntelliQuest Information Group,
  Inc.                                     41         799           --          840           --           5,669
Lifeline Systems, Inc.                    524          --          (10)         514           --          12,861
MICROS Systems, Inc.                      669         669**       (136)       1,202           --          39,517
NCO Group, Inc.                            32       1,491          (67)       1,456           --          65,507
Nastech Pharmaceutical Co., Inc.          407         202           --          609           --           2,360
Open Plan Systems, Inc.                   245          --           --          245           --             550
*Penederm, Inc.                           728          --         (728)          --           --              --
Phoenix International Ltd., Inc.          415         208           --          623           --           9,182
PolyMedica Industries, Inc.               337         549           --          886           --           8,195
Precision Auto Care, Inc.                  --         607           --          607           --           1,366
Prime Medical Services, Inc.              534         587           --        1,121           --           8,200
Recovery Engineering, Inc.                 --         427          (85)         342           --           2,265
*Rent-Way, Inc.                           515         139         (547)         108           --              --
Schlotzsky's, Inc.                         --         504          (11)         493           --           4,868
Sirrom Capital Corp.                       --       3,731           (8)       3,723          247          18,382
Stage Stores, Inc.                        273       1,940         (101)       2,112           --          19,804
Suburban Lodges of America, Inc.          303       1,226           --        1,529           --          12,515
Suburban Ostomy Supply Co., Inc.          690          --         (690)          --           --              --
TRM Copy Centers Corp.                    186         512           --          698           --           5,282
Teardrop Golf Co.                          --         414         (100)         314           --           1,570
TETRA Technologies, Inc.                  710          --           --          710           --           7,763
Waterside Capital Corp.                    --         118           --          118           --           1,003
*Weider Nutrition International,
  Inc.                                    728          --           --          728          109              --
                                                                                                   -------------
                                                                                                        $478,135
                                                                                                   -------------
                                                                                                   -------------
----------------------------------------------------------------------------------------------------------------

 * Company was not an affiliate at the end of the period.

** Represents 2 for 1 stock split.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

8.  COMMITMENTS.
   At December 31, 1998, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                           U.S. DOLLAR          UNREALIZED
             CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF        APPRECIATION
      TO BE DELIVERED            FOR           DATE      DEC. 31, 1998      (DEPRECIATION)
------------------------------------------------------------------------------------------
   224  German Marks        $    137       01/26/99            $   135              $    2
25,305  Japanese Yen             196       01/19/99                225                 (29)
24,495  Japanese Yen             212       01/20/99                218                  (6)
26,115  Japanese Yen             231       01/22/99                232                  (1)
27,105  Japanese Yen             225       02/18/99                242                 (17)
20,869  Japanese Yen             174       02/26/99                186                 (12)
23,809  Japanese Yen             203       03/09/99                213                 (10)
46,670  Japanese Yen             402       03/15/99                418                 (16)
   546  Swiss Francs             409       01/14/99                399                  10
                                                                                       ---
                                                                                    $  (79)
                                                                                       ---
                                                                                       ---
------------------------------------------------------------------------------------------

9.  NET INVESTMENT LOSS.
   The Growth, Northwest, International (when combined with foreign currency transactions) and Small Company Funds had net investment losses for the year ended December 31, 1998. For the Growth and Northwest Funds these amounts were netted against short-term capital gains to reduce the short-term capital gain distribution. For the International and Small Company Funds these amounts were recorded as a reduction of paid in capital.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   NO-LOAD CLASS

                                                                 THREE-MONTH
                                           FOR THE YEAR ENDED   PERIOD ENDED                     FOR THE YEAR ENDED
                                                  DECEMBER 31    DECEMBER 31                           SEPTEMBER 30
                                         --------------------------------------------------------------------------
                                               1998      1997           1996         1996         1995         1994
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                   $    22.45  $  16.97     $    15.45   $    15.83   $    17.37   $    19.20

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                   (0.01)    (0.02)         (0.02)       (0.02)        0.07        (0.02)
   Net Realized and Unrealized Gain on
     Investments                               0.99      8.50           1.77         2.24         4.07         0.78
                                         ----------  --------  -------------   ----------   ----------   ----------
     Total from Investment Operations          0.98      8.48           1.75         2.22         4.14         0.76

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       --        --             --           --        (0.07)          --
   Distributions from Realized Gains          (0.73)    (3.00)         (0.23)       (2.60)       (5.61)       (2.59)
                                         ----------  --------  -------------   ----------   ----------   ----------
     Total Distributions                      (0.73)    (3.00)         (0.23)       (2.60)       (5.68)       (2.59)
                                         ----------  --------  -------------   ----------   ----------   ----------
NET ASSET VALUE AT END
   OF PERIOD                             $    22.70  $  22.45     $    16.97   $    15.45   $    15.83   $    17.37
                                         ----------  --------  -------------   ----------   ----------   ----------
                                         ----------  --------  -------------   ----------   ----------   ----------
TOTAL RETURN                                  4.37%    49.96%        11.35%*       14.16%       23.93%        3.88%

NET ASSETS AT END OF PERIOD (000'S)      $1,394,225  $638,562     $  195,760   $  179,574   $  176,483   $  156,108
RATIO OF EXPENSES TO AVERAGE NET ASSETS       0.77%     0.85%        0.99%**        1.02%        0.98%        0.95%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                    (0.06%)    (.17%)       (.51%)**       (.14%)         .34%       (.12%)
PORTFOLIO TURNOVER RATE                      54.58%    82.57%       82.93%**      124.79%      110.44%       71.18%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   NO-LOAD CLASS

                                                                   THREE-MONTH
                                             FOR THE YEAR ENDED   PERIOD ENDED                     FOR THE YEAR ENDED
                                                    DECEMBER 31    DECEMBER 31                           SEPTEMBER 30
                                         ----------------------------------------------------------------------------
                                               1998        1997           1996         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                   $    19.54  $    16.60     $    15.85   $    15.31   $    13.89   $    12.54

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                       0.21        0.23           0.06         0.28         0.34         0.23
   Net Realized and Unrealized Gain on
     Investments                               4.64        3.78           1.33         2.42         2.59         1.83
                                         ----------  ----------  -------------   ----------   ----------   ----------
     Total from Investment Operations          4.85        4.01           1.39         2.70         2.93         2.06

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                    (0.21)      (0.23)         (0.06)       (0.28)       (0.34)       (0.23)
   Distributions from Realized Gains          (0.93)      (0.84)         (0.58)       (1.88)       (1.17)       (0.48)
                                         ----------  ----------  -------------   ----------   ----------   ----------
     Total Distributions                      (1.14)      (1.07)         (0.64)       (2.16)       (1.51)       (0.71)
                                         ----------  ----------  -------------   ----------   ----------   ----------
NET ASSET VALUE AT END
   OF PERIOD                             $    23.25  $    19.54     $    16.60   $    15.85   $    15.31   $    13.89
                                         ----------  ----------  -------------   ----------   ----------   ----------
                                         ----------  ----------  -------------   ----------   ----------   ----------
TOTAL RETURN                                 24.93%      24.21%         8.79%*       18.04%       21.59%       16.51%

NET ASSETS AT END OF PERIOD (000'S)      $2,024,877  $1,490,198     $  849,831   $  725,780   $  598,582   $  412,805
RATIO OF EXPENSES TO AVERAGE NET ASSETS       0.74%       0.73%        0.78%**        0.79%        0.84%        0.85%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                         0.99%       1.24%        1.48%**        1.74%        2.38%        1.72%
PORTFOLIO TURNOVER RATE                      32.94%      34.26%       59.34%**       74.07%       56.14%       33.33%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   NO-LOAD CLASS

                                                               THREE-MONTH
                                         FOR THE YEAR ENDED   PERIOD ENDED                     FOR THE YEAR ENDED
                                                DECEMBER 31    DECEMBER 31                           SEPTEMBER 30
                                         ------------------------------------------------------------------------
                                             1998      1997           1996         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                   $  23.89  $  21.13     $    20.03   $    19.11   $    17.25   $    17.79

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                     0.64      0.65           0.15         0.73         0.82         0.81
   Net Realized and Unrealized Gain
     (Loss) on Investments                   0.86      4.87           1.63         2.84         2.71        (0.30)
                                         --------  --------  -------------   ----------   ----------   ----------
     Total from Investment Operations        1.50      5.52           1.78         3.57         3.53         0.51

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                  (0.64)    (0.65)         (0.15)       (0.73)       (0.82)       (0.81)
   Distributions from Realized Gains        (1.28)    (2.11)         (0.53)       (1.92)       (0.85)       (0.24)
                                         --------  --------  -------------   ----------   ----------   ----------
     Total Distributions                    (1.92)    (2.76)         (0.68)       (2.65)       (1.67)       (1.05)
                                         --------  --------  -------------   ----------   ----------   ----------
NET ASSET VALUE AT END
   OF PERIOD                             $  23.47  $  23.89     $    21.13   $    20.03   $    19.11   $    17.25
                                         --------  --------  -------------   ----------   ----------   ----------
                                         --------  --------  -------------   ----------   ----------   ----------
TOTAL RETURN                                6.31%    26.43%         8.89%*       18.98%       21.04%        2.98%

NET ASSETS AT END OF PERIOD (000'S)      $399,279  $401,985     $  289,968   $  260,023   $  217,870   $  190,610
RATIO OF EXPENSES TO AVERAGE NET ASSETS     0.82%     0.85%        0.89%**        0.86%        0.87%        0.86%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                   2.54%     2.81%        2.89%**        3.56%        4.55%        4.59%
PORTFOLIO TURNOVER RATE                    46.14%    52.14%       37.84%**       50.11%       31.12%       19.30%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   NO-LOAD CLASS

                                             FOR THE YEAR    THREE-MONTH
                                                    ENDED   PERIOD ENDED                     FOR THE YEAR ENDED
                                              DECEMBER 31    DECEMBER 31                           SEPTEMBER 30
                                         ----------------------------------------------------------------------
                                            1998     1997           1996         1996         1995         1994
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                   $ 17.31  $ 14.07     $    13.78   $    14.41   $    12.59   $    12.34

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                (0.09)   (0.03)         (0.01)        0.02         0.04         0.04
   Net Realized and Unrealized Gain on
     Investments                            0.70     4.41           0.30         1.32         2.35         0.59
                                         -------  -------  -------------   ----------   ----------   ----------
     Total from Investment Operations       0.61     4.38           0.29         1.34         2.39         0.63

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                    --       --             --        (0.02)       (0.04)       (0.04)
   Distributions from Realized Gains       (0.19)   (1.14)            --        (1.95)       (0.53)       (0.34)
                                         -------  -------  -------------   ----------   ----------   ----------
     Total Distributions                   (0.19)   (1.14)            --        (1.97)       (0.57)       (0.38)
                                         -------  -------  -------------   ----------   ----------   ----------
NET ASSET VALUE AT END
   OF PERIOD                             $ 17.73  $ 17.31     $    14.07   $    13.78   $    14.41   $    12.59
                                         -------  -------  -------------   ----------   ----------   ----------
                                         -------  -------  -------------   ----------   ----------   ----------
TOTAL RETURN                               3.50%   31.12%         2.10%*        9.61%       19.01%        5.19%

NET ASSETS AT END OF PERIOD (000'S)      $63,594  $64,635     $   43,345   $   43,128   $   40,140   $   36,383
RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.12%    1.09%        1.25%**        1.07%        1.09%        1.06%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                 (0.49%)   (.19%)       (.31%)**        0.11%        0.31%        0.33%
PORTFOLIO TURNOVER RATE                   50.40%   55.42%       67.32%**       35.69%       19.59%       18.46%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   NO-LOAD CLASS

                                                                           JANUARY 31, 1996
                                                                              (COMMENCEMENT
                                             FOR THE YEAR    THREE-MONTH     OF OPERATIONS)
                                                    ENDED   PERIOD ENDED                 TO
                                              DECEMBER 31    DECEMBER 31       SEPTEMBER 30
                                         --------------------------------------------------
                                            1998     1997           1996               1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                   $ 11.50  $ 11.29     $    10.39           $  10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                 0.01     0.24             --               0.06
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                           1.63     0.28           0.96               0.39
                                         -------  -------  -------------            -------
     Total from Investment Operations       1.64     0.52           0.96               0.45

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                    --    (0.29)         (0.06)             (0.06)
   Distributions from Realized
     Gains                                    --    (0.02)            --                 --
                                         -------  -------  -------------            -------
     Total Distributions                      --    (0.31)         (0.06)             (0.06)
                                         -------  -------  -------------            -------
NET ASSET VALUE AT END
   OF PERIOD                             $ 13.14  $ 11.50     $    11.29           $  10.39
                                         -------  -------  -------------            -------
                                         -------  -------  -------------            -------
TOTAL RETURN                              14.26%    4.55%         9.27%*             4.54%*
NET ASSETS AT END OF PERIOD (000'S)      $22,111  $14,754     $   11,157           $  8,323
RATIO OF EXPENSES TO AVERAGE NET ASSETS   1.62%+   1.63%+       1.37%+**            2.36%**
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                   0.14%    0.58%       (.19%)**             .93%**
PORTFOLIO TURNOVER RATE                   25.62%   22.13%       18.51%**           15.73%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.79%, 1.89% and 1.68% for the year or period ended December 31, 1998, 1997, and 1996, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   NO-LOAD CLASS

                                                                           JANUARY 31, 1996
                                                                              (COMMENCEMENT
                                             FOR THE YEAR    THREE-MONTH     OF OPERATIONS)
                                                    ENDED   PERIOD ENDED                 TO
                                              DECEMBER 31    DECEMBER 31       SEPTEMBER 30
                                         --------------------------------------------------
                                            1998     1997           1996               1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                   $ 11.61  $ 10.70      $   10.38           $  10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                    0.32     0.32           0.08               0.21
   Net Realized and Unrealized Gain on
     Investments                            1.12     1.45           0.45               0.39
                                         -------  -------         ------           --------
     Total from Investment Operations       1.44     1.77           0.53               0.60

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                 (0.32)   (0.32)         (0.08)             (0.21)
   Distributions from Realized Gains       (0.51)   (0.54)         (0.13)             (0.01)
                                         -------  -------         ------           --------
     Total Distributions                   (0.83)   (0.86)         (0.21)             (0.22)
                                         -------  -------         ------           --------
NET ASSET VALUE AT END
   OF PERIOD                             $ 12.22  $ 11.61      $   10.70           $  10.38
                                         -------  -------         ------           --------
                                         -------  -------         ------           --------
TOTAL RETURN                              12.56%   16.64%         5.11%*             5.99%*

NET ASSETS AT END OF PERIOD (000'S)      $19,137  $13,667      $   8,262           $  7,632
RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.17%    1.23%       1.16%+**            1.32%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                      2.74%    2.85%        3.19%**            3.21%**
PORTFOLIO TURNOVER RATE                   74.76%  101.22%       36.10%**          143.87%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.52%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   NO-LOAD CLASS

                                                                           JANUARY 31, 1996
                                                                              (COMMENCEMENT
                                              FOR THE YEAR   THREE-MONTH     OF OPERATIONS)
                                                     ENDED  PERIOD ENDED                 TO
                                               DECEMBER 31   DECEMBER 31       SEPTEMBER 30
                                         --------------------------------------------------
                                             1998     1997          1996               1996
-------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                   $  14.23  $ 11.81  $      11.51           $  10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                 (0.06)   (0.04)        (0.01)             (0.01)
   Net Realized and Unrealized Gain
     (Loss) on Investments                  (3.01)    2.80          0.31               2.19
                                         --------  -------  ------------           --------
     Total from Investment Operations       (3.07)    2.76          0.30               2.18

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                     --       --            --                 --
   Distributions from Realized Gains           --    (0.34)           --              (0.67)
                                         --------  -------  ------------           --------
     Total Distributions                       --    (0.34)           --              (0.67)
                                         --------  -------  ------------           --------
NET ASSET VALUE AT END
   OF PERIOD                             $  11.16  $ 14.23  $      11.81           $  11.51
                                         --------  -------  ------------           --------
                                         --------  -------  ------------           --------
TOTAL RETURN                              (21.57%)  23.38%        2.61%*            21.83%*

NET ASSETS AT END OF PERIOD (000'S)      $ 35,162  $22,658  $     13,169           $ 12,552
RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.28%    1.33%      1.35%+**            1.49%**
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                   (.49%)   (.41%)      (.44%)**           (.24%)**
PORTFOLIO TURNOVER RATE                    90.23%   60.81%      73.47%**           91.03%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.58%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND
   NO-LOAD CLASS

                                                           APRIL 30, 1997
                                                            (COMMENCEMENT
                                               FOR THE     OF OPERATIONS)
                                            YEAR ENDED                 TO
                                           DECEMBER 31        DECEMBER 31
                                         --------------------------------
                                                  1998               1997
-------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    11.19           $  10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.12               0.09
   Net Realized and Unrealized Gain on
     Investments                                  1.28               1.66
                                         -------------            -------
     Total from Investment Operations             1.40               1.75

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.12)             (0.09)
   Distributions from Realized Gains             (0.52)             (0.47)
                                         -------------            -------
     Total Distributions                         (0.64)             (0.56)
                                         -------------            -------
NET ASSET VALUE AT END
   OF PERIOD                                $    11.95           $  11.19
                                         -------------            -------
                                         -------------            -------
TOTAL RETURN                                    12.61%            17.50%*

NET ASSETS AT END OF PERIOD (000'S)         $   10,014           $  9,063
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.19%            1.19%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            1.06%            1.26%**
PORTFOLIO TURNOVER RATE                         55.15%           36.37%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the SAFECO Common Stock Trust (comprising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund) as of December 31, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Common Stock Trust at December 31, 1998, the results of their operations, the changes in their net assets, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
February 5, 1999

------------------------------------------------------------------
------------------------------------------------------------------
                                EURO CONVERSION

   Effective January 1, 1999, eleven European countries converted to a common currency: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Thus, investments traded in these markets are now denominated in the new currency--the "Euro". The combination of these currencies into a single currency presents certain challenges. However, SAFECO Asset Management and the International Fund's sub-advisor (Bank of Ireland Asset Management) believe that this economic union presents greater investment opportunities.

                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Funds with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Funds' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm, Pacific Time

NATIONWIDE: 1-800-624-5711

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

*All telephone calls are tape-recorded
for your protection.

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

E-MAIL: mfunds@safeco.com

GMF 659 2/99

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This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark- A registered trademark of SAFECO Corporation.